1933 Act File Number 333-182308
                                                                     Rule 497(e)


                                                        FIRST TRUST
FIRST TRUST                                             EXCHANGE-TRADED FUND VI
--------------------------------------------------------------------------------

                                                           TICKER
FUND NAME                                                  SYMBOL      EXCHANGE

First Trust Dorsey Wright Focus 5 ETF                       FV         NASDAQ(R)

First Trust Dorsey Wright International Focus 5 ETF         IFV        NASDAQ(R)

First Trust NASDAQ Rising Dividend Achievers ETF            RDVY       NASDAQ(R)

First Trust NASDAQ Technology Dividend Index Fund           TDIV       NASDAQ(R)

First Trust RBA American Industrial Renaissance(R) ETF      AIRR       NASDAQ(R)

First Trust RBA Quality Income ETF                          QINC       NASDAQ(R)

International Multi-Asset Diversified Income Index Fund     YDIV       NASDAQ(R)

Multi-Asset Diversified Income Index Fund                   MDIV       NASDAQ(R)


Each of First Trust Dorsey Wright Focus 5 ETF, First Trust Dorsey Wright International Focus 5 ETF, First Trust NASDAQ Rising Dividend Achievers ETF, First Trust NASDAQ Technology Dividend Index Fund, First Trust RBA American Industrial Renaissance(R) ETF, First Trust RBA Quality Income ETF, International Multi-Asset Diversified Income Index Fund and Multi-Asset Diversified Income Index Fund (each, a "Fund" and collectively, the "Funds") is a series of First Trust Exchange-Traded Fund VI (the "Trust") and an exchange-traded index fund organized as a separate series of a registered management investment company.

Each Fund lists and principally trades its shares on The NASDAQ Stock Market LLC ("NASDAQ(R)" or the "Exchange"). Market prices may differ to some degree from the net asset value of the shares. Unlike mutual funds, each Fund issues and redeems shares at net asset value, only in large specified blocks consisting of 50,000 shares (each such block of shares, called a "Creation Unit" and collectively, the "Creation Units"). Each Fund's Creation Units are issued and redeemed in-kind for securities in which the Fund invests and/or cash, and only to and from broker-dealers and large institutional investors that have entered into participation agreements.

EXCEPT WHEN AGGREGATED IN CREATION UNITS, THE SHARES ARE NOT REDEEMABLE SECURITIES OF THE FUNDS.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                       NOT FDIC INSURED. MAY LOSE VALUE.
                               NO BANK GUARANTEE.


------------------
 January 30,2015
------------------

                               TABLE OF CONTENTS
Summary Information
   First Trust Dorsey Wright Focus 5 ETF (FV)..................................1
   First Trust Dorsey Wright International Focus 5 ETF (IFV)...................6
   First Trust NASDAQ Rising Dividend Achievers ETF (RDVY)....................11
   First Trust NASDAQ Technology Dividend Index Fund (TDIV)...................15
   First Trust RBA American Industrial Renaissance(R) ETF (AIRR)..............20
   First Trust RBA Quality Income ETF (QINC)..................................24
   International Multi-Asset Diversified Income Index Fund (YDIV).............28
   Multi-Asset Diversified Income Index Fund (MDIV)...........................34
Additional Information on the Funds' Investment Objectives and Strategies.....40
Fund Investments..............................................................40
Additional Risks of Investing in the Funds....................................42
Fund Organization.............................................................47
Management of the Funds.......................................................47
How to Buy and Sell Shares....................................................48
Dividends, Distributions and Taxes............................................49
Federal Tax Matters...........................................................50
Distribution Plan.............................................................52
Net Asset Value...............................................................52
Fund Service Providers........................................................53
Index Providers...............................................................53
Disclaimers...................................................................53
Index Information.............................................................55
Premium/Discount Information..................................................65
Total Return Information......................................................68
Financial Highlights..........................................................70
Other Information.............................................................75

--------------------------------------------------------------------------------
                              SUMMARY INFORMATION
                   FIRST TRUST DORSEY WRIGHT FOCUS 5 ETF (FV)
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The First Trust Dorsey Wright Focus 5 ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an index called the Dorsey Wright Focus Five Index (the "Index").

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

   SHAREHOLDER FEES (fees paid directly from your investment)
   Maximum Sales Charge (Load) Imposed on Purchases (as a
        percentage of offering price)                                       None
   ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
     Management Fees                                                       0.30%
     Distribution and Service (12b-1) Fees (1)                             0.00%
     Other Expenses                                                        0.00%
     Acquired Fund Fees and Expenses                                       0.37%
                                                                          ------
     Total Annual Fund Operating Expenses                                  0.67%

   EXAMPLE

   The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

   The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, excluding acquired fund fees and expenses, remain at current levels until March 31, 2016 and thereafter at 0.92% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

        1 YEAR             3 YEARS            5 YEARS           10 YEARS
          $68               $264               $481              $1,104

---------------

   (1) Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees at any time before March 31, 2016.

   PORTFOLIO TURNOVER

   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal period March 5, 2014 (inception) through September 30, 2014, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in the exchange-traded funds ("ETFs") that comprise the Index. The ETFs in which the Fund invests are advised by First Trust Advisors L.P., the Fund's investment advisor ("First Trust" or the "Advisor").

The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.

The Index is owned and was developed by Dorsey, Wright & Associates (the "Index Provider"). The Index is constructed pursuant to the Index Provider's proprietary methodology, which takes into account the performance of each of the First Trust sector-based ETFs relative to one another. The Index is designed to provide targeted exposure to the five First Trust sector-based ETFs that the Index Provider believes offer the greatest potential to outperform the other ETFs in the selection universe. The Index Provider has retained The NASDAQ OMX(R) Group, Inc. ("NASDAQ OMX(R)"), to calculate and maintain the Index.

--------------------------------------------------------------------------------
                   FIRST TRUST DORSEY WRIGHT FOCUS 5 ETF (FV)
--------------------------------------------------------------------------------

The Index Provider believes that the most adaptive tool to achieve the goal of discerning the strongest trends versus that of the weakest is relative strength. Relative strength measures the price performance of a security versus a market average, another security or a universe of securities. A security's relative strength can improve if it rises more than the market in an uptrend, or goes down less than the market in a downtrend. With respect to the Index, the Index Provider uses relative strength to evaluate the momentum of each First Trust sector-based ETF to determine the five ETFs that have the highest level of momentum, which the Index Provider considers to have the greatest probability of outperforming the other First Trust sector-based ETFs. The Index Provider selects the Index's potential inventory and uses the price data of the selected First Trust ETFs to perform relative strength analysis. When determining relative strength, the Index Provider does not perform the analysis within a finite time period, rather the Index Provider takes into account a variety of factors to track movements and trends of securities prices over various time periods. The Index Provider has constructed the Index to identify longer term trends though a series of observations, which are used to determine the inputs for the relative strength analysis.

Security selection for the Index will be conducted in the following manner:

        1. The selection universe of the Index begins with all of the First Trust ETFs.

        2. The Index Provider then identifies the First Trust ETFs that are designed to target a specific sector or industry group, or that have a significant overweight towards a particular sector or industry group.

        3. The components are then ranked using a relative strength methodology that is based upon each ETF's market performance and characteristics that the Index Provider believes offer the greatest potential to outperform the other ETFs in the selection universe. Relative strength is a momentum technique that relies on unbiased, unemotional and objective data, rather than biased forecasting and subjective research. Relative strength is a way of recording historic performance patterns, and the Index Provider uses relative strength signals as a trend indicator for current momentum trends of a security versus another security.

        4. The Index Provider then selects the five top-ranking First Trust ETFs according to the proprietary relative strength methodology for inclusion in the Index.

        5. The Index is evaluated on a weekly basis, and the five positions within the Index are held as long as those positions continue to suggest that they will outperform the majority of the inventory of other potential First Trust ETFs on a relative basis. An Index component will only be removed if it falls to the bottom half of the universe of First Trust ETFs according to the Index Provider's proprietary relative strength methodology. An ETF is only added to the Index when a current member is removed. The Index will always be comprised of five First Trust ETFs. On the day that an addition or deletion is made to the Index, the Index is rebalanced so that the components are equally weighted. For more information regarding the Index, please refer to the "Index Information" section of the prospectus.

As of December 31, 2014, the Index was comprised of the following First Trust
ETFs:

        1.    First Trust Dow Jones Internet Index Fund (FDN)

        2.    First Trust NYSE Arca Biotechnology Index Fund (FBT)

        3.    First Trust Consumer Staples AlphaDEX(R) Fund (FXG)

        4.    First Trust Consumer Discretionary AlphaDEX(R) Fund (FXD)

        5.    First Trust Health Care AlphaDEX(R) Fund (FXH)

Certain of the ETFs in which the Fund invests may invest in non-U.S. equity securities. The non-U.S. equity securities may include American depositary receipts ("ADRs"), global depositary receipts ("GDRs") or other depositary receipts.

PRINCIPAL RISKS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

AFFILIATED FUND RISK. The Fund invests in securities of affiliated ETFs, which involves additional expenses that would not be present in a direct investment in such affiliated ETFs. Furthermore, the Fund's investment performance and risks are directly related to the investment performance and risks of the affiliated ETFs.

--------------------------------------------------------------------------------
                   FIRST TRUST DORSEY WRIGHT FOCUS 5 ETF (FV)
--------------------------------------------------------------------------------

BIOTECHNOLOGY/PHARMACEUTICAL COMPANIES RISK. The ETFs in which the Fund may invest are invested in biotechnology and pharmaceutical companies are subject to changing government regulation which could have a negative effect on the price, profitability and availability of their products and services. Regulations have been proposed to increase the availability and affordability of prescription drugs including proposals to increase access to generic drugs and to increase the rebates paid by drug manufacturers in exchange for Medicaid coverage of their products. Whether such proposals will be adopted cannot be predicted. In addition, such companies face increasing competition from existing generic drugs, the termination of their patent protection for certain drugs and technological advances which render their products or services obsolete. The research and development costs required to bring a drug to market are substantial and may include a lengthy review by the government, with no guarantee that the product will ever be brought to market or show a profit. In addition, the potential for an increased amount of required disclosure of proprietary scientific information could negatively impact the competitive position of these companies. Many of these companies may not offer certain drugs or products for several years, and as a result, may have significant losses of revenue and earnings.

CONSUMER DISCRETIONARY COMPANIES RISK. The ETFs in which the Fund may invest are invested in consumer discretionary companies, which manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

CONSUMER STAPLES COMPANIES RISK. The ETFs in which the Fund may invest are invested in the securities of consumer staples companies, which provide products directly to the consumer that are typically considered non-discretionary items based on consumer purchasing habits. The success of these companies is affected by a variety of factors, such as government regulations, which may affect the permissibility of using various food additives and the production methods of companies that manufacture food products.

DEPOSITARY RECEIPTS RISK. The ETFs in which the Fund invests may invest in depositary receipts, which may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert the equity shares into depositary receipts and vice versa. Such restrictions may cause the equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

EQUITY SECURITIES RISK. Because the Fund and the ETFs in which the Fund invests invest in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as current market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

ETF RISK. The Fund will invest in five First Trust sector-based ETFs. The shares of an ETF trade like common stock and represent a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.

HEALTH CARE COMPANIES RISK. The ETFs in which the Fund may invest are invested in health care companies, which are involved in medical services or health care, including biotechnology research and production, drugs and pharmaceuticals and health care facilities and services, and are subject to extensive competition, generic drug sales or the loss of patent protection, product liability litigation and increased government regulation. Research and development costs of bringing new drugs to market are substantial, and there is no guarantee that the product will ever come to market. Health care facility operators may be affected by the demand for services, efforts by government or insurers to limit rates, restriction of government financial assistance and competition from other providers.

INDEX CORRELATION RISK. You should anticipate that the value of Fund shares will decline more or less in correlation with any decline in the value of the Fund's Index.

INFORMATION TECHNOLOGY COMPANIES RISK. The ETFs in which the Fund may invest are invested in information technology companies. Information technology companies are generally subject to the risks of rapidly changing technologies, short product life cycles, fierce competition, aggressive pricing and reduced profit margins, loss of patent, copyright and trademark protections, cyclical market patterns, evolving industry standards, and frequent new product introductions. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel.

INTERNET COMPANIES RISK. The ETFs in which the Fund may invest are invested in the securities of Internet companies. Internet companies are subject to rapid changes in technology, worldwide competition, rapid obsolescence of products and services, loss of patent protections, cyclical market patterns, evolving industry standards and frequent new product introductions. The Fund's investment

--------------------------------------------------------------------------------
                   FIRST TRUST DORSEY WRIGHT FOCUS 5 ETF (FV)
--------------------------------------------------------------------------------

in Internet companies may also be subject to the risk of owning small capitalization companies that have recently begun operations.

MARKET RISK. Market risk is the risk that a particular ETF owned by the Fund, the underlying securities in which the ETFs invest, or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

MOMENTUM INVESTING RISK. The Index employs a "momentum" style methodology that emphasizes selecting ETFs that have had higher recent price performance compared to other ETFs. The Fund may be subject to more risk because ETFs in which the Fund invests may be more volatile than a broad cross-section of ETFs or the returns on ETFs that have previously exhibited price momentum are less than returns on other styles of investing or the overall stock market. Momentum can turn quickly and cause significant variation from other types of investments.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets that may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

NON-U.S. SECURITIES AND EMERGING MARKETS RISK. The ETFs in which the Fund invests may invest in securities of non-U.S. issuers, including U.S. dollar-denominated securities of non-U.S. issuers traded in the United States. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. These risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the ETFs included in the Index. As a result of this policy, the ETFs held by the Fund will generally not be bought or sold in response to market fluctuations.

SMALLER COMPANIES RISK. The ETFs in which the Fund may invest are invested in small and/or mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

ANNUAL TOTAL RETURN

The Fund has not yet operated for a full calendar year and, therefore, performance information is not included in this section of the prospectus. See "Total Return Information" for performance information regarding the Fund.

--------------------------------------------------------------------------------
                   FIRST TRUST DORSEY WRIGHT FOCUS 5 ETF (FV)
--------------------------------------------------------------------------------

MANAGEMENT

   INVESTMENT ADVISOR
   First Trust Advisors L.P.

   PORTFOLIO MANAGERS
   The Fund's portfolio is managed by a team (the "Investment Committee") consisting of:

        o Daniel J. Lindquist, Chairman of the Investment Committee and Managing Director of First Trust;

        o     Jon C. Erickson, Senior Vice President of First Trust;

        o David G. McGarel, Chief Investment Officer and Managing Director of First Trust;

        o     Roger F. Testin, Senior Vice President of First Trust; and

        o     Stan Ueland, Senior Vice President of First Trust.

   Each Investment Committee member has served as a part of the portfolio management team of the Fund since 2014.

PURCHASE AND SALE OF FUND SHARES

The Fund issues and redeems shares on a continuous basis, at net asset value, only in Creation Units consisting of 50,000 shares. The Fund's Creation Units are issued and redeemed in-kind for securities in which the Fund invests and/or cash and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Individual shares of the Fund may only be purchased and sold on NASDAQ(R) through a broker-dealer. Shares of the Fund will trade on NASDAQ(R) at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).

TAX INFORMATION

The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains. Distributions on shares held in a tax-deferred account, while not immediately taxable, will be subject to tax when the shares are no longer held in a tax-deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

--------------------------------------------------------------------------------
                              SUMMARY INFORMATION
           FIRST TRUST DORSEY WRIGHT INTERNATIONAL FOCUS 5 ETF (IFV)
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The First Trust Dorsey Wright International Focus 5 ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an index called the Dorsey Wright International Focus Five Index (the "Index").

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

   SHAREHOLDER FEES (fees paid directly from your investment)
   Maximum Sales Charge (Load) Imposed on Purchases (as a
        percentage of offering price)                                       None
   ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
     Management Fees                                                       0.30%
     Distribution and Service (12b-1) Fees (1)                             0.00%
     Other Expenses                                                        0.00%
     Acquired Fund Fees and Expenses                                       0.16%
                                                                          ------
     Total Annual Fund Operating Expenses                                  0.46%

   EXAMPLE

   The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

   The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, excluding acquired fund fees and expenses, remain at current levels until July 17, 2016 and thereafter at 0.71% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

        1 YEAR             3 YEARS            5 YEARS           10 YEARS
          $47               $190               $358               $848

---------------

   (1) Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees at any time before July 17, 2016.

   PORTFOLIO TURNOVER

   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal period July 22, 2014 (inception) through September 30, 2014, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in the exchange-traded funds ("ETFs") that comprise the Index. The ETFs in which the Fund invests are advised by First Trust Advisors L.P., the Fund's investment advisor ("First Trust" or the "Advisor"). The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.

The Index is owned and was developed by Dorsey, Wright & Associates, LLC (the "Index Provider"). The Index is constructed pursuant to the Index Provider's proprietary methodology, which takes into account the performance of certain First Trust international ETFs relative to one another. The Index is designed to provide targeted exposure to the five First Trust country/region-based ETFs that the Index Provider believes offer the greatest potential to outperform the other

--------------------------------------------------------------------------------
                              SUMMARY INFORMATION
           FIRST TRUST DORSEY WRIGHT INTERNATIONAL FOCUS 5 ETF (IFV)
--------------------------------------------------------------------------------

ETFs in the selection universe. The Index Provider has retained The NASDAQ OMX(R) Group, Inc. ("NASDAQ OMX(R)") to calculate and maintain the Index.

The Index Provider believes that the most adaptive tool to achieve the goal of discerning the strongest trends versus that of the weakest is relative strength. Relative strength measures the price performance of a security versus a market average, another security or universe of securities. A security's relative strength can improve if it rises more than the market in an uptrend, or goes down less than the market in a downtrend. With respect to the Index, the Index Provider uses relative strength to evaluate the momentum of certain First Trust country/region-based ETFs to determine the five ETFs that have the highest level of momentum, which the Index Provider considers to have the greatest probability of outperforming the other First Trust country/region-based ETFs. The Index Provider selects the Index's potential inventory and uses the price data of the selected First Trust ETFs to perform relative strength analysis. When determining relative strength, the Index Provider performs its analysis within shorter time periods, usually weekly, and takes into account a variety of factors to track movements and trends of securities prices over longer time periods, usually a month or more. The Index Provider has constructed the Index to identify longer term trends though a series of observations, which are used to determine the inputs for the relative strength analysis.

Security selection for the Index will be conducted in the following manner:

        1. The selection universe of the Index begins with all of the First Trust ETFs.

        2. The Index Provider then identifies the First Trust ETFs that are designed to target a specific country or region, or that have a significant overweight towards a particular country or region.

        3. The components of the Index's potential inventory are then ranked using a relative strength methodology that is based upon each ETF's market performance and characteristics that the Index Provider believes offer the greatest potential to outperform the other ETFs in the selection universe. Relative strength is a momentum technique that relies on unbiased, unemotional and objective data, rather than biased forecasting and subjective research. Relative strength is a way of recording historic performance patterns, and the Index Provider uses relative strength signals as a trend indicator for current momentum trends of a security versus another security.

        4. The Index Provider then selects the five top-ranking First Trust ETFs according to the proprietary relative strength methodology for inclusion in the Index.

        5. The Index is evaluated on a weekly basis, and the five positions within the Index are held as long as those positions continue to suggest that they will outperform the majority of the inventory of other potential First Trust ETFs on a relative basis. An Index component will only be removed if it falls to the bottom half of the universe of First Trust ETFs according to the Index Provider's proprietary relative strength methodology. An ETF is only added to the Index when a current member is removed. The Index will always be comprised of five First Trust ETFs. When an addition or deletion is made to the Index, the Index is rebalanced so that each position is equally weighted.

For more information regarding the Index, please refer to the "Index Information" section of the prospectus.

As of December 31, 2014, the Index was comprised of the following First Trust
ETFs:

        1.    First Trust Canada AlphaDEX(R) Fund (FCAN)

        2.    First Trust Germany AlphaDEX(R) Fund (FGM)

        3.    First Trust Switzerland AlphaDEX(R) Fund (FSZ)

        4.    First Trust United Kingdom AlphaDEX(R) Fund (FKU)

        5.    First Trust Emerging Markets Small Cap AlphaDEX(R) Fund (FEMS)

The ETFs in which the Fund invests hold non-U.S. equity securities of all market capitalization ranges. In general, "non-U.S." shall mean securities issued or guaranteed by companies organized under the laws of countries other than the United States (including emerging markets). The non-U.S. equity securities may include American depositary receipts ("ADRs"), global depositary receipts ("GDRs"), American depositary shares ("ADSs") or other depositary receipts. The Fund is classified as "non-diversified" under the Investment Company Act of 1940 (the "1940 Act").

--------------------------------------------------------------------------------
           FIRST TRUST DORSEY WRIGHT INTERNATIONAL FOCUS 5 ETF (IFV)
--------------------------------------------------------------------------------

PRINCIPAL RISKS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

AFFILIATED FUND RISK. The Fund invests in securities of affiliated ETFs, which involves additional expenses that would not be present in a direct investment in such affiliated ETFs. Furthermore, the Fund's investment performance and risks are directly related to the investment performance and risks of the affiliated ETFs.

CURRENCY RISK. The ETFs in which the Fund invests may hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

DEPOSITARY RECEIPTS RISK. The ETFs in which the Fund invests hold depositary receipts, which may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert the equity shares into depositary receipts and vice versa. Such restrictions may cause the equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

EQUITY SECURITIES RISK. Because the Fund and the ETFs in which the Fund invests hold equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as current market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

ETF RISK. The Fund will invest in five First Trust country/region-based ETFs. The shares of an ETF trade like common stock and represent a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.

INDEX CORRELATION RISK. You should anticipate that the value of Fund shares will decline more or less in correlation with any decline in the value of the Fund's Index.

MARKET RISK. Market risk is the risk that a particular ETF owned by the Fund, the underlying securities in which the ETFs invest, or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

MOMENTUM INVESTING RISK. The Index employs a "momentum" style methodology that emphasizes selecting ETFs that have had higher recent price performance compared to other ETFs. The Fund may be subject to more risk because ETFs in which the Fund invests may be more volatile than a broad cross-section of ETFs or the returns on ETFs that have previously exhibited price momentum are less than returns on other styles of investing or the overall stock market. Momentum can turn quickly and cause significant variation from other types of investments.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets that may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

--------------------------------------------------------------------------------
           FIRST TRUST DORSEY WRIGHT INTERNATIONAL FOCUS 5 ETF (IFV)
--------------------------------------------------------------------------------

NON-U.S. SECURITIES AND EMERGING MARKETS RISK. The ETFs in which the Fund invests hold securities of non-U.S. issuers, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of non-U.S. issuers traded in the United States. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. These risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the ETFs included in the Index. As a result of this policy, the ETFs held by the Fund will generally not be bought or sold in response to market fluctuations.

SMALL FUND RISK. The Fund currently has fewer assets than larger funds, and like other relatively smaller funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

SMALLER COMPANIES RISK. The ETFs in which the Fund invests holds securities of small and/or mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

ANNUAL TOTAL RETURN
The Fund has not yet operated for a full calendar year and, therefore, performance information is not included in this section of the prospectus. See "Total Return Information" for performance information regarding the Fund.

MANAGEMENT

   INVESTMENT ADVISOR
   First Trust Advisors L.P.

   PORTFOLIO MANAGERS
   The Fund's portfolio is managed by a team (the "Investment Committee") consisting of:

        o Daniel J. Lindquist, Chairman of the Investment Committee and Managing Director of First Trust;

        o     Jon C. Erickson, Senior Vice President of First Trust;

        o David G. McGarel, Chief Investment Officer and Managing Director of First Trust;

        o     Roger F. Testin, Senior Vice President of First Trust; and

        o     Stan Ueland, Senior Vice President of First Trust.

   Each Investment Committee member has served as a part of the portfolio management team of the Fund since 2014.

PURCHASE AND SALE OF FUND SHARES

The Fund issues and redeems shares on a continuous basis, at net asset value, only in Creation Units consisting of 50,000 shares. The Fund's Creation Units are issued and redeemed in-kind for securities in which the Fund invests and/or cash and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Individual shares of the Fund may only be purchased and sold on NASDAQ(R) through a broker-dealer. Shares of the Fund will trade on NASDAQ(R) at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).

TAX INFORMATION

The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains. Distributions on shares held in a tax-deferred account, while not immediately taxable, will be subject to tax when the shares are no longer held in a tax-deferred account.

--------------------------------------------------------------------------------
           FIRST TRUST DORSEY WRIGHT INTERNATIONAL FOCUS 5 ETF (IFV)
--------------------------------------------------------------------------------

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

--------------------------------------------------------------------------------
                              SUMMARY INFORMATION
            FIRST TRUST NASDAQ RISING DIVIDEND ACHIEVERS ETF (RDVY)
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The First Trust NASDAQ Rising Dividend Achievers ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the fees and expenses) of the NASDAQ US Rising Dividend Achievers Index (the "Index").

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

   SHAREHOLDER FEES (fees paid directly from your investment)
   Maximum Sales Charge (Load) Imposed on Purchases (as a
        percentage of offering price)                                       None
   ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
     Management Fees                                                       0.50%
     Distribution and Service (12b-1) Fees (1)                             0.00%
     Other Expenses                                                        0.00%
                                                                          ------
     Total Annual Fund Operating Expenses                                  0.50%

   EXAMPLE

   The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

   The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels until January 31, 2016 and thereafter at 0.75% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

        1 YEAR             3 YEARS            5 YEARS           10 YEARS
          $51               $215               $392               $907

---------------

   (1) Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees at any time before January 31, 2016.

   PORTFOLIO TURNOVER

   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal period January 6, 2014 (inception) through September 30, 2014, the Fund's portfolio turnover rate was 62% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in securities that comprise the Index. The Index is composed of the securities of 50 companies with a history of raising their dividends and exhibit the characteristics to continue to do so in the future ("Index Securities"). The Index is designed to provide access to a diversified portfolio of small, mid and large capitalization income producing securities.

The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust Advisors L.P. ("First Trust" or the "Advisor"), the Fund's investment advisor, seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.

The Index is owned and was developed by The NASDAQ(R) OMX Group, Inc. (the "Index Provider"). The Index Provider also calculates and maintains the Index. The Index is designed to provide access to a diversified portfolio of companies with a history of paying dividends. The Index methodology also considers each company's earnings growth and compares the level of cash held by the company with its debt profile. As of December 31, 2014, the Index was comprised of 48

--------------------------------------------------------------------------------
            FIRST TRUST NASDAQ RISING DIVIDEND ACHIEVERS ETF (RDVY)
--------------------------------------------------------------------------------

equity securities traded on U.S. exchanges. The equity securities held by the Fund may include non-U.S. securities that are listed on U.S. securities exchanges in the form of American depositary receipts ("ADRs"), global depositary receipts ("GDRs") or other depositary receipts.

To be eligible for inclusion in the Index, a security must meet the following criteria:

        o     be a member of the NASDAQ US Benchmark Index (NQUSB);

        o not be classified as Real Estate Investment Trust according to the Industry Classification Benchmark (ICB: 8670);

        o     rank in top 500 by market capitalization;

        o have a minimum three month average daily dollar trading value of $5 million;

        o have paid a dividend in the trailing 12 months greater than the dividend paid in the trailing 12-month period three and five years prior;

        o having earnings per share in the most recent fiscal year greater than the earnings per share the three fiscal years prior;

        o     have a cash-to-debt ratio greater than 50%; and

        o     have a trailing 12-month payout ratio no greater than 65%.

Additional information regarding the Index, including weighting procedures, is described in this prospectus under "Index Information."

The Index Provider evaluates the Index components annually in March of each year for eligibility, using market data through the end of December. Eligible securities for the Index are identified as such using the eligibility criteria set forth in this prospectus under "Index Information." The Index is rebalanced quarterly. Rebalancing is effective as of the market close of the third Friday in March, June, September and December. The Index Provider may, from time to time, exercise reasonable discretion as it deems appropriate in order to ensure Index integrity. Ordinarily, a security will be removed from the Index at its last sale price.

The Fund intends to invest entirely in securities included in the Index; however, there may also be instances in which the Fund may be underweighted or overweighted in certain securities in the Index, not invest in certain securities included in the Index, purchase securities not in the Index that are appropriate to substitute for certain securities in the Index or utilize various combinations of the above techniques in seeking to track the Index.

PRINCIPAL RISKS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert the equity shares into depositary receipts and vice versa. Such restrictions may cause the equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

DIVIDEND RISK. There is no guarantee that the issuers of the Fund's portfolio securities will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as current market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

--------------------------------------------------------------------------------
            FIRST TRUST NASDAQ RISING DIVIDEND ACHIEVERS ETF (RDVY)
--------------------------------------------------------------------------------

INDEX CORRELATION RISK. You should anticipate that the value of Fund shares will decline more or less in correlation with any decline in the value of the Fund's Index.

INFORMATION TECHNOLOGY COMPANY RISK. The Fund invests in information technology companies, which are generally subject to the following risks: rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards; and frequent new product introductions. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are Internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets that may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

NON-U.S. SECURITIES RISK. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations.

SMALL FUND RISK. The Fund currently has fewer assets than larger funds, and like other relatively smaller funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

SMALLER COMPANIES RISK. The Fund invests in small and/or mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

ANNUAL TOTAL RETURN

The Fund has not yet operated for a full calendar year and, therefore, performance information is not included in this section of the prospectus. See "Total Return Information" for performance information regarding the Fund.

--------------------------------------------------------------------------------
            FIRST TRUST NASDAQ RISING DIVIDEND ACHIEVERS ETF (RDVY)
--------------------------------------------------------------------------------

MANAGEMENT

   INVESTMENT ADVISOR
   First Trust Advisors L.P.

   PORTFOLIO MANAGERS
   The Fund's portfolio is managed by a team (the "Investment Committee") consisting of:

        o Daniel J. Lindquist, Chairman of the Investment Committee and Managing Director of First Trust;

        o     Jon C. Erickson, Senior Vice President of First Trust;

        o David G. McGarel, Chief Investment Officer and Managing Director of First Trust;

        o     Roger F. Testin, Senior Vice President of First Trust; and

        o     Stan Ueland, Senior Vice President of First Trust.

   Each Investment Committee member has served as a part of the portfolio management team of the Fund since 2014.

PURCHASE AND SALE OF FUND SHARES

The Fund issues and redeems shares on a continuous basis, at net asset value, only in Creation Units consisting of 50,000 shares. The Fund's Creation Units are issued and redeemed in-kind for securities in which the Fund invests and/or cash and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Individual shares of the Fund may only be purchased and sold on NASDAQ(R) through a broker-dealer. Shares of the Fund will trade on NASDAQ(R) at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).

TAX INFORMATION

The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains. Distributions on shares held in a tax-deferred account, while not immediately taxable, will be subject to tax when the shares are no longer held in a tax-deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

--------------------------------------------------------------------------------
                              SUMMARY INFORMATION
            FIRST TRUST NASDAQ TECHNOLOGY DIVIDEND INDEX FUND (TDIV)
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The First Trust NASDAQ Technology Dividend Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ Technology Dividend Index(SM) (the "Index").

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

   SHAREHOLDER FEES (fees paid directly from your investment)
   Maximum Sales Charge (Load) Imposed on Purchases (as a
        percentage of offering price)                                       None
   ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
     Management Fees                                                       0.50%
     Distribution and Service (12b-1) Fees (1)                             0.00%
     Other Expenses                                                        0.00%
                                                                          ------
     Total Annual Fund Operating Expenses                                  0.50%

   EXAMPLE

   The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

   The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels until January 31, 2016, and thereafter at 0.75% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

        1 Year             3 Years            5 Years           10 Years
          $51               $215               $392               $907

---------------

   (1) Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees at any time before January 31, 2016.

   PORTFOLIO TURNOVER

   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 34% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in the common stocks and/or depositary receipts included in the Index.

The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust Advisors L.P. ("First Trust" or the "Advisor"), the Fund's investment advisor, seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.

The Index is owned and was developed by The NASDAQ(R) OMX Group, Inc. (the "Index Provider"). The Index is calculated and maintained by the Index Provider. The Index includes up to 100 technology and telecommunications companies that pay a regular or common dividend. To be selected for the Index, a company must be classified as a technology or telecommunications company under the Industry Classification Benchmark ("ICB") and have a minimum market capitalization of $500 million. Non-U.S. securities in the Index are U.S.-listed securities of

--------------------------------------------------------------------------------
            FIRST TRUST NASDAQ TECHNOLOGY DIVIDEND INDEX FUND (TDIV)
--------------------------------------------------------------------------------

non-U.S. companies, some of which may be located in emerging markets. At each quarter, the Index is rebalanced so that the securities of the technology companies are given a collective weight of 80% and the securities of the telecommunications companies are given a collective weight of 20%.

The Index employs a modified market cap weighting methodology in which larger capitalization companies receive a larger Index weighting. The Index weighting methodology includes caps to prevent high concentrations among larger stocks. This methodology is applied to the dividend value of each Index security. The dividend value is calculated by multiplying dividends paid per share within the past 12 months by the current shares outstanding.

The Index Provider evaluates the Index components semi-annually in March and September for eligibility, based on January and July month-end data. Eligible components for the Index are identified as such using the eligibility criteria set forth in this prospectus under "Index Information." The Index is rebalanced quarterly in March, June, September and December. Rebalancing is effective as of the market close of the third Friday in March, June, September and December. As of December 31, 2014, the Index was comprised of 95 securities.

The Fund intends to invest entirely in securities included in the Index; however, there may also be instances in which the Fund may be underweighted or overweighted in certain securities in the Index, not invested in certain securities included in the Index, purchases securities not in the Index that are appropriate to substitute for certain securities in the Index or utilizes various combinations of the above techniques in seeking to track the Index.

PRINCIPAL RISKS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert the equity shares into depositary receipts and vice versa. Such restrictions may cause the equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as current market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

INDEX CORRELATION RISK. You should anticipate that the value of Fund shares will decline more or less in correlation with any decline in the value of the Fund's Index. MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets that may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

NON-U.S. SECURITIES AND EMERGING MARKETS RISK. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; security exchange rates; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different

--------------------------------------------------------------------------------
            FIRST TRUST NASDAQ TECHNOLOGY DIVIDEND INDEX FUND (TDIV)
--------------------------------------------------------------------------------

legal or accounting standards and less government supervision and regulation of exchanges in foreign countries. These risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations.

SMALLER COMPANIES RISK. The Fund invests in small and/or mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

TECHNOLOGY COMPANIES RISK. The Fund invests in the securities of technology companies. Technology companies are subject to rapidly changing technologies, short product life cycles, fierce competition, aggressive pricing and reduced profit margins, loss of patent, copyright and trademark protections, cyclical market patterns, evolving industry standards and frequent new product introductions.

TELECOMMUNICATION COMPANIES RISK. The Fund invests in telecommunication companies, which are subject to risks, such as a market characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities, the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology and innovations that may make various products and services obsolete.

ANNUAL TOTAL RETURN

The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value for the past two years as well as the average annual Fund and Index returns for the one year and since inception periods ended December 31, 2014. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compare to those of the Index and two broad-based securities market indices. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

--------------------------------------------------------------------------------
            FIRST TRUST NASDAQ TECHNOLOGY DIVIDEND INDEX FUND (TDIV)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ TECHNOLOGY DIVIDEND INDEX FUND--TOTAL RETURN

                                [GRAPHIC OMITTED]
                      [DATA POINTS REPRESENTED IN BAR CHART]

                     CALENDAR YEAR TOTAL RETURNS AS OF 12/31

                              Year              %
                             ------         --------
                              2013            30.34%
                              2014            15.54%

During the two-year period ended December 31, 2014, the Fund's highest and lowest calendar quarter returns were 11.04% and 2.25%, respectively, for the quarters ended March 31, 2013 and June 30, 2013. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2014

                                                                       1 YEAR     SINCE INCEPTION
                                                                                     (8/13/2012)
     Return Before Taxes                                                15.54%           17.89%
     Return After Taxes on Distributions                                14.09%           16.55%
     Return After Taxes on Distributions and Sale of Shares              8.75%           13.29%
     NASDAQ Technology Dividend Index(SM)                               16.34%           18.68%
        (reflects no deduction for fees, expenses or taxes)
     S&P 500(R) Index                                                   13.69%           19.95%
        (reflects no deduction for fees, expenses or taxes)
     S&P 500 Information Technology Index                               20.12%           18.22%
        (reflects no deduction for fees, expenses or taxes)

MANAGEMENT

   INVESTMENT ADVISOR
   First Trust Advisors L.P.

   PORTFOLIO MANAGERS
   The Fund's portfolio is managed by a team (the "Investment Committee") consisting of:

        o Daniel J. Lindquist, Chairman of the Investment Committee and Managing Director of First Trust;

        o     Jon C. Erickson, Senior Vice President of First Trust;

        o David G. McGarel, Chief Investment Officer and Managing Director of First Trust;

        o     Roger F. Testin, Senior Vice President of First Trust; and

        o     Stan Ueland, Senior Vice President of First Trust.

   Each Investment Committee member has served as a part of the portfolio management team of the Fund since 2012.

--------------------------------------------------------------------------------
            FIRST TRUST NASDAQ TECHNOLOGY DIVIDEND INDEX FUND (TDIV)
--------------------------------------------------------------------------------

PURCHASE AND SALE OF FUND SHARES

The Fund issues and redeems shares on a continuous basis, at net asset value, only in Creation Units consisting of 50,000 shares. The Fund's Creation Units are issued and redeemed in-kind for securities in which the Fund invests and/or cash and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Individual shares of the Fund may only be purchased and sold on NASDAQ(R) through a broker-dealer. Shares of the Fund will trade on NASDAQ(R) at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).

TAX INFORMATION

The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains. Distributions on shares held in a tax-deferred account, while not immediately taxable, will be subject to tax when the shares are no longer held in a tax-deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

--------------------------------------------------------------------------------
                              SUMMARY INFORMATION
         FIRST TRUST RBA AMERICAN INDUSTRIAL RENAISSANCE(R) ETF (AIRR)
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The First Trust RBA American Industrial Renaissance(R) ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an index called the Richard Bernstein Advisors American Industrial Renaissance(R) Index (the "Index").

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

   SHAREHOLDER FEES (fees paid directly from your investment)
   Maximum Sales Charge (Load) Imposed on Purchases (as a
        percentage of offering price)                                       None
   ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
     Management Fees                                                       0.70%
     Distribution and Service (12b-1) Fees (1)                             0.00%
     Other Expenses                                                        0.00%
                                                                          ------
     Total Annual Fund Operating Expenses                                  0.70%

   EXAMPLE

   The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

   The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels until March 31, 2016, and thereafter at 0.95% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

        1 YEAR             3 YEARS            5 YEARS           10 YEARS
          $72               $273               $497              $1,140

---------------

   (1) Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees at any time before March 31, 2016.

   PORTFOLIO TURNOVER

   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal period March 10, 2014 (inception) through September 30, 2014, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. equity securities that comprise the Index. The Index is designed to measure the performance of small and mid cap U.S. companies in the industrial and community banking sectors.

The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust Advisors L.P. ("First Trust" or the "Advisor"), the Fund's investment advisor, seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.

The Index is owned and was developed by Richard Bernstein Advisors LLC ("RBA" or the "Index Provider"). The Index Provider has retained the New York Stock Exchange ("NYSE") to calculate and maintain the Index. The Index is designed to measure the performance of small and mid cap U.S. companies in the industrial and community banking sectors. RBA believes there is increasing reason to expect that the United States may regain industrial market share, based on a number of

--------------------------------------------------------------------------------
         FIRST TRUST RBA AMERICAN INDUSTRIAL RENAISSANCE(R) ETF (AIRR)
--------------------------------------------------------------------------------

factors, including: access to cheap energy sources; the relative stability of the U.S. market compared to many emerging markets; and growing availability of bank financing for manufacturers.

The Index Provider constructs the Index by utilizing the following screens:

     1. Start with a universe of small and mid cap securities of the Russell 2500 Index constituents, excluding over-the-counter traded securities.

     2. Include securities from only the following Global Industry Classification Standard ("GICS") industries: (a) Commercial Services & Supplies; (b) Construction & Engineering; (c) Electrical Equipment; and
        (d) Machinery. Non-industrial service companies, such as parking services, restaurant cleaning services, are excluded.

     3. Include securities from the financial sector as classified by GICS that meet the following criteria: (a) a member of the Commercial Bank GICS industry; (b) have a business focus on regional commercial lending; and
        (c) domiciled in traditional mid-western manufacturing states, such as Pennsylvania, Wisconsin, Michigan, Ohio, Illinois, Indiana and Iowa.

     4. The companies included in the Index must have non-U.S. sales of less than 25%, which ensures that the majority of a company's revenues are derived from the United States.

     5. The securities included in the Index must be of companies that have a positive median 12-months forward earnings consensus estimate.

The Index Provider evaluates the Index components quarterly in April, July, October and January of each year for eligibility, using market data through the end of March, June, September and December, respectively. The Index is rebalanced quarterly. Rebalancing is effective as of the market close of the third Friday in April, July, October and January. The reference dates for the data used in the rebalancing are at the close of trading on the last trading day in March, June, September and December, respectively. As of December 31, 2014, the Index was comprised of 41 securities. The Fund will principally invest in industrial and financial companies.

The Fund intends to invest entirely in securities included in the Index and maintain a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; however, there may also be instances in which the Fund may be underweighted or overweighted in certain securities in the Index, not invest in certain securities included in the Index, purchase securities not in the Index that are appropriate to substitute for certain securities in the Index or utilize various combinations of the above techniques in seeking to track the Index.

PRINCIPAL RISKS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

COMMUNITY BANK RISK. The Fund invests in the securities of community banks. Such companies were significantly impacted by the downturn in the U.S. and world economies that began with the decline in the subprime mortgage lending market in the United States. These conditions have brought about legislative and regulatory changes, changes in short-term and long-term interest rates, inflation and changes in government monetary and fiscal policies, all of which have had a significant impact on the banking business. Unlike larger national or other regional banks that are more geographically diversified, a community bank's financial performance may be highly dependent upon the business environment in certain geographic regions of the United States and may be adversely impacted by any downturn or unfavorable economic or employment developments in its local market and the United States as a whole. In particular, this environment impacts the ability of borrowers to pay interest on and repay principal of outstanding loans and the value of collateral securing those loans. Also, the securities of community banks are often subject to low trading volume and low analyst coverage.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as current market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

FINANCIAL COMPANIES RISK. Financial companies are especially subject to the adverse effects of economic recession, currency exchange rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business.

--------------------------------------------------------------------------------
         First Trust RBA American Industrial Renaissance(R) ETF (AIRR)
--------------------------------------------------------------------------------

INDEX CORRELATION RISK. You should anticipate that the value of Fund shares will decline more or less in correlation with any decline in the value of the Fund's Index.

INDUSTRIALS COMPANIES RISK. The Fund invests in industrials companies. Industrials companies convert unfinished goods into finished durables used to manufacture other goods or provide services. Some industrials companies are involved in electrical equipment and components, industrial products, manufactured housing and telecommunications equipment. General risks of industrials companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets that may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers. REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations.

SMALLER COMPANIES RISK. The Fund invests in small and/or mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

ANNUAL TOTAL RETURN

The Fund has not yet operated for a full calendar year and, therefore, performance information is not included in this section of the prospectus. See "Total Return Information" for performance information regarding the Fund.

MANAGEMENT

   INVESTMENT ADVISOR
   First Trust Advisors L.P.

   PORTFOLIO MANAGERS
   The Fund's portfolio is managed by a team (the "Investment Committee") consisting of:

        o Daniel J. Lindquist, Chairman of the Investment Committee and Managing Director of First Trust;

        o     Jon C. Erickson, Senior Vice President of First Trust;

        o David G. McGarel, Chief Investment Officer and Managing Director of First Trust;

        o     Roger F. Testin, Senior Vice President of First Trust; and

        o     Stan Ueland, Senior Vice President of First Trust.

   Each Investment Committee member has served as a part of the portfolio management team of the Fund since 2014.

--------------------------------------------------------------------------------
         FIRST TRUST RBA AMERICAN INDUSTRIAL RENAISSANCE(R) ETF (AIRR)
--------------------------------------------------------------------------------

PURCHASE AND SALE OF FUND SHARES

The Fund issues and redeems shares on a continuous basis, at net asset value, only in Creation Units consisting of 50,000 shares. The Fund's Creation Units are issued and redeemed in-kind for securities in which the Fund invests and/or cash and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Individual shares of the Fund may only be purchased and sold on NASDAQ(R) through a broker-dealer. Shares of the Fund will trade on NASDAQ(R) at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).

TAX INFORMATION

The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains. Distributions on shares held in a tax-deferred account, while not immediately taxable, will be subject to tax when the shares are no longer held in a tax-deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

--------------------------------------------------------------------------------
                              SUMMARY INFORMATION
                   FIRST TRUST RBA QUALITY INCOME ETF (QINC)
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The First Trust RBA Quality Income ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an index called the Richard Bernstein Advisors Quality Income Index (the "Index").

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

   SHAREHOLDER FEES (fees paid directly from your investment)
   Maximum Sales Charge (Load) Imposed on Purchases (as a
        percentage of offering price)                                       None
   ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
     Management Fees                                                       0.70%
     Distribution and Service (12b-1) Fees (1)                             0.00%
     Other Expenses                                                        0.00%
                                                                          ------
     Total Annual Fund Operating Expenses                                  0.70%

   EXAMPLE

   The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

   The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels until March 31, 2016, and thereafter at 0.95% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

        1 YEAR             3 YEARS            5 YEARS           10 YEARS
          $72               $273               $497              $1,140

---------------

   (1) Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees at any time before March 31, 2016.

   PORTFOLIO TURNOVER

   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal period March 10, 2014 (inception) through September 30, 2014, the Fund's portfolio turnover rate was 55% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. and non-U.S., including emerging market, equity securities that comprise the Index. The non-U.S. equity securities may include American depositary receipts ("ADRs"), global depositary receipts ("GDRs") or other depositary receipts. The Index is designed to provide access to a diversified portfolio of small, mid and large capitalization income producing equity securities.

The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust Advisors L.P. ("First Trust" or the "Advisor"), the Fund's investment advisor, seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.

--------------------------------------------------------------------------------
                   FIRST TRUST RBA QUALITY INCOME ETF (QINC)
--------------------------------------------------------------------------------

The Index is owned and was developed by Richard Bernstein Advisors LLC ("RBA" or the "Index Provider"). The Index Provider has retained the New York Stock Exchange ("NYSE") to calculate and maintain the Index. The Index is focused on total return through a combination of dividend income and capital appreciation. The Index attempts to control the risks associated with investing in higher-yielding stocks, yet maintain attractive current income. RBA believes that risk increases as dividend yield increases, and that simply investing in high-yield equities often leads to selecting stocks whose dividends are subsequently cut or discontinued. The Index seeks to minimize the probability of dividend cuts and the related underperformance.

The Index Provider constructs the Index by utilizing the following screens:

     1. Start with a universe of U.S. exchange-traded equities including depositary receipts, but excluding over-the-counter traded securities.

     2. Exclude preferred securities, master limited partnerships (MLPs) and mortgage real estate investment trusts (REITs).

     3. The securities included in the Index must be of companies that have an Indicated Dividend Yield (Bloomberg) greater than the MSCI All Country World Index actual trailing dividend yield.

     4. The securities included in the Index must be of companies that have an indicated dividend yield, as calculated by Bloomberg, of less than 50%.

     5. Remove the securities that are in the top decile of indicated dividend yield, as calculated by Bloomberg.

     6. The securities included in the Index must be of companies that have a Total Debt/Total Equity that is less than Actual Total Debt/Total Equity for the MSCI All Country World Index.

     7. The securities included in the Index must have earnings per share (EPS) growth variability less than that of the MSCI All Country World Index.

     8. Exclude companies with negative trailing year-over-year EPS growth.

The Index Provider evaluates the Index components quarterly in April, July, October and January of each year for eligibility, using market data through the end of March, June, September and December, respectively. The Index is rebalanced quarterly. Rebalancing is effective as of the market close of the third Friday in April, July, October and January. The reference dates for the data used in the rebalancing are at the close of trading on the last trading day in March, June, September and December, respectively. As of December 31, 2014, the Index was comprised of 57 securities.

The Fund intends to invest entirely in securities included in the Index; however, there may also be instances in which the Fund may be underweighted or overweighted in certain securities in the Index, not invest in certain securities included in the Index, purchase securities not in the Index that are appropriate to substitute for certain securities in the Index or utilize various combinations of the above techniques in seeking to track the Index.

PRINCIPAL RISKS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

CONCENTRATION RISK. To the extent that the Index is concentrated in a single industry or sector, the Fund will also be concentrated in such industry or sector. A fund that is concentrated in a single industry or sector presents more risks than a fund that is broadly diversified over several industries or sectors. Compared to the broad market, an individual industry or sector may be more strongly affected by changes in the economic climate, broad market shifts, moves in a particular dominant stock or regulatory changes.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert the equity shares into depositary receipts and vice versa. Such restrictions may cause the equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

--------------------------------------------------------------------------------
                   FIRST TRUST RBA QUALITY INCOME ETF (QINC)
--------------------------------------------------------------------------------

DIVIDEND RISK. There is no guarantee that the issuers of the Fund's portfolio securities will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as current market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

FINANCIAL COMPANIES RISK. Financial companies are especially subject to the adverse effects of economic recession, currency exchange rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business.

INDEX CORRELATION RISK. You should anticipate that the value of Fund shares will decline more or less in correlation with any decline in the value of the Fund's Index.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets that may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

NON-U.S. SECURITIES AND EMERGING MARKETS RISK. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. These risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations.

SMALL FUND RISK. The Fund currently has fewer assets than larger funds, and like other relatively smaller funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

SMALLER COMPANIES RISK. The Fund invests in small and/or mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

UTILITIES COMPANIES RISK. The Fund invests in the securities of utilities companies. Utilities companies are subject to the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations, and the capital market's ability to absorb utility debt. In addition, taxes, government regulation, global politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for utilities. Utilities issuers have been experiencing certain of these problems to varying degrees.

--------------------------------------------------------------------------------
                   FIRST TRUST RBA QUALITY INCOME ETF (QINC)
--------------------------------------------------------------------------------

ANNUAL TOTAL RETURN

The Fund has not yet operated for a full calendar year and, therefore, performance information is not included in this section of the prospectus. See "Total Return Information" for performance information regarding the Fund.

MANAGEMENT

   INVESTMENT ADVISOR
   First Trust Advisors L.P.

   PORTFOLIO MANAGERS
   The Fund's portfolio is managed by a team (the "Investment Committee") consisting of:

        o Daniel J. Lindquist, Chairman of the Investment Committee and Managing Director of First Trust;

        o     Jon C. Erickson, Senior Vice President of First Trust;

        o David G. McGarel, Chief Investment Officer and Managing Director of First Trust;

        o     Roger F. Testin, Senior Vice President of First Trust; and

        o     Stan Ueland, Senior Vice President of First Trust.

     Each Investment Committee member has served as a part of the portfolio management team of the Fund since 2014.

PURCHASE AND SALE OF FUND SHARES

The Fund issues and redeems shares on a continuous basis, at net asset value, only in Creation Units consisting of 50,000 shares. The Fund's Creation Units are issued and redeemed in-kind for securities in which the Fund invests and/or cash and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Individual shares of the Fund may only be purchased and sold on NASDAQ(R) through a broker-dealer. Shares of the Fund will trade on NASDAQ(R) at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).

TAX INFORMATION

The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains. Distributions on shares held in a tax-deferred account, while not immediately taxable, will be subject to tax when the shares are no longer held in a tax-deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

--------------------------------------------------------------------------------
                              SUMMARY INFORMATION
         INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV)
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The International Multi-Asset Diversified Income Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an index called the NASDAQ International Multi-Asset Diversified Income Index(SM) (the "Index").

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

   SHAREHOLDER FEES (fees paid directly from your investment)
   Maximum Sales Charge (Load) Imposed on Purchases (as a
        percentage of offering price)                                       None
   ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
     Management Fees                                                       0.70%
     Distribution and Service (12b-1) Fees (1)                             0.00%
     Other Expenses                                                        0.00%
     Acquired Fund Fees and Expenses                                       0.09%
                                                                          ------
     Total Annual Fund Operating Expenses                                  0.79%

   EXAMPLE

   The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

   The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels until January 31, 2016, and thereafter at 1.04% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

        1 Year             3 Years            5 Years           10 Years
          $81               $306               $550              $1,248

---------------

   (1) Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees at any time before January 31, 2016.

   PORTFOLIO TURNOVER

   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 116% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in (1) non-U.S. dividend-paying equity securities and/or depositary receipts, (2) non-U.S. real estate investment trusts ("REITs"), (3) non-U.S. preferred securities, (4) infrastructure companies and (5) an exchange-traded fund ("ETF") that invests in non-U.S. fixed income securities, all of which comprise the Index (each, an "Index Segment"). The ETF in which the Fund invests may invest in high yield fixed income securities, commonly referred to as "junk" bonds. Infrastructure companies include equity securities of companies classified as utilities and royalty trusts by the Industry Classification Benchmark ("ICB"). Although many of the infrastructure companies in which the Fund invests will be non-U.S. companies, certain royalty trusts may be domiciled in the United States or trade on a U.S. exchange.

In general, "non-U.S." shall mean securities issued or guaranteed by companies organized under the laws of countries other than the United States (including emerging markets), securities issued or guaranteed by foreign, national,

--------------------------------------------------------------------------------
         INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV)
--------------------------------------------------------------------------------

provincial, state, municipal or other governments with taxing authority or by their agencies or instrumentalities and debt obligations of supranational governmental entities such as the World Bank or European Union. The Index is designed to provide access to a diversified portfolio of small, mid and large capitalization income producing securities. The Index will be comprised of the five Index Segments in the following manner:

     INDEX SEGMENT                           PERCENTAGE OF THE INDEX
     Dividend-paying equity securities                 25%
     REITs                                             20%
     Preferred securities                              20%
     Infrastructure companies                          20%
     Fixed income ETF                                  15%

The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust Advisors L.P. ("First Trust" or the "Advisor"), the Fund's investment advisor, seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.

The Index is owned and was developed by The NASDAQ(R) OMX Group, Inc. (the "Index Provider"). The Index Provider also calculates and maintains the Index. The Index is designed to provide access to a diversified portfolio of non-U.S. securities. The Index employs a modified market cap weighting methodology in which larger companies receive a larger Index weighting. The Index weighting methodology also includes caps or ceilings to prevent high concentrations among larger stocks and assigns a pre-set weight to the five Index Segments at each quarterly rebalance. Each Index Segment has a set of separate and distinct eligibility rules and weighting procedures as described in this prospectus under "Index Information."

The Index Provider evaluates the Index components quarterly in March, June, September and December of each year for eligibility, using market data through the end of January, April, July and October, respectively. Eligible components for the Index are identified as such using the eligibility criteria set forth in this prospectus under "Index Information." The Index is rebalanced quarterly. Rebalancing is effective as of the market close of the third Friday in March, June, September and December. The reference dates for the data used in the rebalancing are at the close of trading on the last trading day in February, May, August and November, respectively. As of December 31, 2014, the Index was comprised of 124 securities.

The Fund intends to invest entirely in securities included in the Index; however, there may also be instances in which the Fund may be underweighted or overweighted in certain securities in the Index, not invested in certain securities included in the Index, purchases securities not in the Index that are appropriate to substitute for certain securities in the Index or utilizes various combinations of the above techniques in seeking to track the Index.

PRINCIPAL RISKS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments. Credit risk may be heightened if the ETF in which the Fund invests holds "high yield" or "junk" securities. Such securities, while generally offering higher yields than investment grade debt with similar maturities, involve greater risks, including the possibility of dividend or interest deferral, default or bankruptcy, and are regarded as predominantly speculative with respect to the issuer's capacity to pay dividends or interest and repay principal.

CURRENCY RISK. The Fund may hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert

--------------------------------------------------------------------------------
         INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV)
--------------------------------------------------------------------------------

the equity shares into depositary receipts and vice versa. Such restrictions may cause the equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as current market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

ETF RISK. An ETF trades like common stock and represents a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.

FIXED INCOME SECURITIES RISK. The Fund invests in an ETF that invests in fixed income securities. Fixed income securities are subject to credit risk and interest rate risk. The ETF may invest in high yield fixed income securities, commonly referred to as "junk" bonds.

HIGH YIELD SECURITIES RISK. The ETF in which the Fund invests may invest in high yield securities, or "junk" bonds. High yield securities are subject to greater market fluctuations and risk of loss than securities with higher ratings, and therefore, may be highly speculative. These securities are issued by companies that may have limited operating history, narrowly focused operations, and/or other impediments to the timely payment of periodic interest and principal at maturity. If the economy slows down or dips into recession, the issuers of high yield securities may not have sufficient resources to continue making timely payment of periodic interest and principal at maturity. The market for high yield securities is smaller and less liquid than that for investment grade securities. High yield securities are generally not listed on a national securities exchange but trade in the over-the-counter markets. Due to the smaller, less liquid market for high yield securities, the bid-offer spread on such securities is generally greater than it is for investment grade securities and the purchase or sale of such securities may take longer to complete.

INDEX CORRELATION RISK. You should anticipate that the value of Fund shares will decline more or less in correlation with any decline in the value of the Fund's Index.

INFRASTRUCTURE COMPANIES RISK. The Fund invests in infrastructure companies and is subject to certain risks inherent in investing in these types of securities. Infrastructure companies may be directly affected by energy commodity prices, especially those infrastructure companies that own the underlying energy commodity. A decrease in the production or availability of natural gas, natural gas liquids, crude oil, coal or other energy commodities or a decrease in the volume of such commodities available for transportation, processing, storage or distribution may adversely impact the financial performance of infrastructure companies. Infrastructure companies are subject to significant federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for products and services. Various governmental authorities have the power to enforce compliance with these regulations and the permits issued under them and violators are subject to administrative, civil and criminal penalties, including civil fines, injunctions or both. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the financial performance of infrastructure companies. Natural disasters, such as hurricanes in the Gulf of Mexico, also may impact infrastructure companies.

Certain infrastructure companies in the utilities industry are subject to the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations, and the capital market's ability to absorb utility debt. In addition, taxes, government regulation, global politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for these companies. Such issuers have been experiencing certain of these problems to varying degrees.

INTEREST RATE RISK. The Fund is subject to interest rate risk because the value of the debt securities held by the ETF, preferred securities held by the Fund, and REITs in which the Fund invests will decline with rising market interest rates. Interest rate risk is generally lower for shorter-term investments and higher for longer-term investments. Increases in interest rates typically lower the present value of a REIT's future earnings stream, and may make financing property purchases and improvements more costly. Because the market price of REIT stocks may change based upon investors' collective perceptions of future earnings, the value of the Fund will generally decline when investors anticipate or experience rising interest rates.

Rising interest rates could adversely impact the financial performance of MLPs. Rising interest rates may increase an MLP's cost of capital, which would increase operating costs and may reduce an MLP's ability to execute acquisitions

--------------------------------------------------------------------------------
         INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV)
--------------------------------------------------------------------------------

or expansion projects in a cost-effective manner. Rising interest rates may also impact the price of MLP units as the yields on alternative investments increase.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

NON-U.S. SECURITIES AND EMERGING MARKETS RISK. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges in foreign countries. These risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

PREFERRED SECURITIES RISK. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater credit risk than those debt instruments. Preferred securities are also subject to credit risk, interest rate risk and income risk.

REIT INVESTMENT RISK. Because the Fund invests in REITs, the Fund is subject to the risks associated with investing in real estate, which may include, but are not limited to, fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local operating expenses; and other economic, political or regulatory occurrences affecting companies in the real estate industry. In addition to risks related to investments in real estate generally, investing in REITs involves certain other risks related to their structure and focus, which include, but are not limited to, dependency upon management skills, limited diversification, the risks of locating and managing financing for projects, heavy cash flow dependency, possible default by borrowers, the costs and potential losses of self-liquidation of one or more holdings, the risk of a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages, changes in neighborhood values and appeal to purchases, the possibility of failing to maintain exemptions from registration under the 1940 Act and, in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility. REITs are also subject to the risk that the real estate market may experience an economic downturn generally, which may have a material effect on the real estate in which the REITs invest and their underlying portfolio securities.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations.

SMALL FUND RISK. The Fund currently has fewer assets than larger funds, and like other relatively smaller funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

SMALLER COMPANIES RISK. The Fund invests in small and/or mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

UTILITIES COMPANIES RISK. The Fund invests in the securities of utilities companies. Utilities companies are subject to the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations, and the capital market's ability to absorb utility debt. In addition, taxes, government regulation, global politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for utilities. Utilities issuers have been experiencing certain of these problems to varying degrees.

--------------------------------------------------------------------------------
         INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV)
--------------------------------------------------------------------------------

ANNUAL TOTAL RETURN

The bar chart and table below illustrate the annual calendar year return of the Fund based on net asset value for the past year as well as the average annual Fund and Index returns for the one year and since inception periods ended December 31, 2014. The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's average annual total returns based on net asset value compare to those of the Index and two broad-based securities market indices. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND--TOTAL RETURN

                                [GRAPHIC OMITTED]
                      [DATA POINTS REPRESENTED IN BAR CHART]

                     CALENDAR YEAR TOTAL RETURNS AS OF 12/31

                              Year              %
                             ------         --------
                              2014            -0.23%

During the one-year period ended December 31, 2014, the Fund's highest and lowest calendar quarter returns were 6.29% and -5.66%, respectively, for the quarters ended June 30,2014 and September 30, 2014. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2014

                                                                       1 YEAR     SINCE INCEPTION
                                                                                     (8/22/2013)
     Return Before Taxes                                                -0.23%            3.52%
     Return After Taxes on Distributions                                -2.28%            0.81%
     Return After Taxes on Distributions and Sale of Shares             -0.09%            1.51%
     NASDAQ International Multi-Asset Diversified Income Index(TM)       1.35%            5.38%
        (reflects no deduction for fees, expenses or taxes)
     MSCI World Index Ex-U.S.                                           -4.32%            4.36%
        (reflects no deduction for fees, expenses or taxes)
     Dow Jones EPAC Select Dividend(TM) Index                           -4.87%            4.34%
        (reflects no deduction for fees, expenses or taxes)

--------------------------------------------------------------------------------
         INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV)
--------------------------------------------------------------------------------

MANAGEMENT

   INVESTMENT ADVISOR
   First Trust Advisors L.P.

   PORTFOLIO MANAGERS
   The Fund's portfolio is managed by a team (the "Investment Committee") consisting of:

        o Daniel J. Lindquist, Chairman of the Investment Committee and Managing Director of First Trust;

        o     Jon C. Erickson, Senior Vice President of First Trust;

        o David G. McGarel, Chief Investment Officer and Managing Director of First Trust;

        o     Roger F. Testin, Senior Vice President of First Trust; and

        o     Stan Ueland, Senior Vice President of First Trust.

   Each Investment Committee member has served as a part of the portfolio management team of the Fund since 2013.

PURCHASE AND SALE OF FUND SHARES

The Fund issues and redeems shares on a continuous basis, at net asset value, only in Creation Units consisting of 50,000 shares. The Fund's Creation Units are issued and redeemed in-kind for securities in which the Fund invests and/or cash and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Individual shares of the Fund may only be purchased and sold on NASDAQ(R) through a broker-dealer. Shares of the Fund will trade on NASDAQ(R) at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).

TAX INFORMATION

The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains. Distributions on shares held in a tax-deferred account, while not immediately taxable, will be subject to tax when the shares are no longer held in a tax-deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

--------------------------------------------------------------------------------
                              SUMMARY INFORMATION
                MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (MDIV)
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The Multi-Asset Diversified Income Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an index called the NASDAQ Multi-Asset Diversified Income Index(SM) (the "Index").

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

   SHAREHOLDER FEES (fees paid directly from your investment)
   Maximum Sales Charge (Load) Imposed on Purchases (as a
        percentage of offering price)                                       None
   ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
     Management Fees                                                       0.60%
     Distribution and Service (12b-1) Fees (1)                             0.00%
     Other Expenses                                                        0.00%
     Acquired Fund Fees and Expenses                                       0.07%
                                                                          ------
     Total Annual Fund Operating Expenses                                  0.67%

   EXAMPLE

   The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

   The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels until January 31, 2016, and thereafter at 0.92% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

        1 Year             3 Years            5 Years           10 Years
          $68               $268               $485              $1,108

---------------

   (1) Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees at any time before January 31, 2016.

   PORTFOLIO TURNOVER

   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 96% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in the common stocks and/or depositary receipts (20%), real estate investment trusts ("REITs") (20%), preferred securities (20%), master limited partnerships ("MLPs") (20%) and an exchange-traded fund ("ETF") (20%) that comprise the Index (each, an "Index Segment"). The percentages provided above reflect the approximate percentages of each of the Index Segments included in the Index as of each quarterly rebalance. The percentages will vary from these amounts between rebalances of the Index.

The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust Advisors L.P. ("First Trust" or the "Advisor"), the Fund's investment advisor, seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.

--------------------------------------------------------------------------------
                MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (MDIV)
--------------------------------------------------------------------------------

The Index is owned and was developed by The NASDAQ(R) OMX Group, Inc. (the "Index Provider"). The Index Provider also calculates and maintains the Index. The Index is designed to provide access to a diversified portfolio of small, mid and large capitalization income producing securities, which are composed of domestic and international dividend-paying stocks, REITs, oil and gas or basic materials MLPs, U.S.-listed preferred securities and an ETF that invests in high yield or "junk" bonds. International securities included in the index are U.S.-listed securities of non-U.S. companies, some of which may be located in emerging markets.

The Index employs a modified market cap weighting methodology which assigns a pre-set weight to the five Index Segments at each quarterly rebalance. Each Index Segment has a set of separate and distinct eligibility rules and weighting procedures as described in this prospectus under "Index Information."

The Index Provider evaluates the Index components quarterly in March, June, September and December of each year for eligibility, using market data through the end of January, April, July and October, respectively. Eligible components for the Index are identified as such using the eligibility criteria set forth in this prospectus under "Index Information." The Index is rebalanced quarterly. Rebalancing is effective as of the market close of the third Friday in March, June, September and December. The reference dates for the data used in the rebalancing are at the close of trading on the last trading day in January, April, July and October, respectively. As of December 31, 2014, the Index was comprised of 119 securities.

The Fund intends to invest entirely in securities included in the Index; however, there may also be instances in which the Fund may be underweighted or overweighted in certain securities in the Index, not invested in certain securities included in the Index, purchases securities not in the Index that are appropriate to substitute for certain securities in the Index or utilizes various combinations of the above techniques in seeking to track the Index.

PRINCIPAL RISKS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments. Credit risk may be heightened if the ETF in which the Fund invests holds "high yield" or "junk" securities. Such securities, while generally offering higher yields than investment grade debt with similar maturities, involve greater risks, including the possibility of dividend or interest deferral, default or bankruptcy, and are regarded as predominantly speculative with respect to the issuer's capacity to pay dividends or interest and repay principal.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert the equity shares into depositary receipts and vice versa. Such restrictions may cause the equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as current market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

ETF RISK. An ETF trades like common stock and represents a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.

FIXED INCOME SECURITIES RISK. The Fund invests in an ETF that invests in fixed income securities. Fixed income securities are subject to credit risk and interest rate risk. The ETF may invest in high yield fixed income securities, commonly referred to as "junk" bonds.

HIGH YIELD SECURITIES RISK. The ETF in which the Fund invests may invest in high yield securities, or "junk" bonds. High yield securities are subject to greater market fluctuations and risk of loss than securities with higher ratings, and therefore, may be highly speculative. These securities are issued by companies that may have limited operating history, narrowly focused operations, and/or other impediments to the timely payment of periodic interest and principal at maturity. If the economy slows down or dips into recession, the issuers of high

--------------------------------------------------------------------------------
                MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (MDIV)
--------------------------------------------------------------------------------

yield securities may not have sufficient resources to continue making timely payment of periodic interest and principal at maturity. The market for high yield securities is smaller and less liquid than that for investment grade securities. High yield securities are generally not listed on a national securities exchange but trade in the over-the-counter markets. Due to the smaller, less liquid market for high yield securities, the bid-offer spread on such securities is generally greater than it is for investment grade securities and the purchase or sale of such securities may take longer to complete.

INDEX CORRELATION RISK. You should anticipate that the value of Fund shares will decline more or less in correlation with any decline in the value of the Fund's Index.

INFRASTRUCTURE COMPANIES RISK. The Fund invests in infrastructure companies and is subject to certain risks inherent in investing in these types of securities. Infrastructure companies may be directly affected by energy commodity prices, especially those infrastructure companies that own the underlying energy commodity. A decrease in the production or availability of natural gas, natural gas liquids, crude oil, coal or other energy commodities or a decrease in the volume of such commodities available for transportation, processing, storage or distribution may adversely impact the financial performance of infrastructure companies. Infrastructure companies are subject to significant federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for products and services. Various governmental authorities have the power to enforce compliance with these regulations and the permits issued under them and violators are subject to administrative, civil and criminal penalties, including civil fines, injunctions or both. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the financial performance of infrastructure companies. Natural disasters, such as hurricanes in the Gulf of Mexico, also may impact infrastructure companies.

Certain infrastructure companies in the utilities industry are subject to the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations, and the capital market's ability to absorb utility debt. In addition, taxes, government regulation, global politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for these companies. Such issuers have been experiencing certain of these problems to varying degrees.

INTEREST RATE RISK. The Fund is subject to interest rate risk because the value of the debt securities held by the ETF, preferred securities held by the Fund, and REITs in which the Fund invests will decline with rising market interest rates. Interest rate risk is generally lower for shorter-term investments and higher for longer-term investments. Increases in interest rates typically lower the present value of a REIT's future earnings stream, and may make financing property purchases and improvements more costly. Because the market price of REIT stocks may change based upon investors' collective perceptions of future earnings, the value of the Fund will generally decline when investors anticipate or experience rising interest rates.

Rising interest rates could adversely impact the financial performance of MLPs. Rising interest rates may increase an MLP's cost of capital, which would increase operating costs and may reduce an MLP's ability to execute acquisitions or expansion projects in a cost-effective manner. Rising interest rates may also impact the price of MLP units as the yields on alternative investments increase.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

MLP RISK. An investment in MLP units involves risks which differ from an investment in common stock of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and conflicts of interest exist between common unit holders and the general partner, including those arising from incentive distribution payments. In addition, there is the risk that a MLP could be, contrary to its intention, taxed as a corporation, resulting in decreased returns from such MLP.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

NON-U.S. SECURITIES AND EMERGING MARKETS RISK. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment

--------------------------------------------------------------------------------
                MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (MDIV)
--------------------------------------------------------------------------------

or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges in foreign countries. These risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

PREFERRED SECURITIES RISK. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater credit risk than those debt instruments. Preferred securities are also subject to credit risk, interest rate risk and income risk.

REIT INVESTMENT RISK. Because the Fund invests in REITs, the Fund is subject to the risks associated with investing in real estate, which may include, but are not limited to, fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local operating expenses; and other economic, political or regulatory occurrences affecting companies in the real estate industry. In addition to risks related to investments in real estate generally, investing in REITs involves certain other risks related to their structure and focus, which include, but are not limited to, dependency upon management skills, limited diversification, the risks of locating and managing financing for projects, heavy cash flow dependency, possible default by borrowers, the costs and potential losses of self-liquidation of one or more holdings, the risk of a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages, changes in neighborhood values and appeal to purchases, the possibility of failing to maintain exemptions from registration under the 1940 Act and, in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility. REITs are also subject to the risk that the real estate market may experience an economic downturn generally, which may have a material effect on the real estate in which the REITs invest and their underlying portfolio securities.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations.

SMALLER COMPANIES RISK. The Fund invests in small and/or mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

ANNUAL TOTAL RETURN

The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value for the past two years as well as the average annual Fund and Index returns for the one year and since inception periods ended December 31, 2014. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compare to those of the Index and two broad-based securities market indices. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

--------------------------------------------------------------------------------
                MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (MDIV)
--------------------------------------------------------------------------------

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND--TOTAL RETURN

                                [GRAPHIC OMITTED]
                      [DATA POINTS REPRESENTED IN BAR CHART]

                     CALENDAR YEAR TOTAL RETURNS AS OF 12/31

                              Year              %
                             ------         --------
                              2013            10.86%
                              2014             7.91%

During the two-year period ended December 31, 2014, the Fund's highest and lowest calendar quarter returns were 11.30% and -2.61%, respectively, for the quarters ended March 31, 2013 and September 30, 2014. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2014

                                                                       1 YEAR     SINCE INCEPTION
                                                                                     (8/13/2012)
     Return Before Taxes                                                 7.91%            8.24%
     Return After Taxes on Distributions                                 5.32%            5.81%
     Return After Taxes on Distributions and Sale of Shares              4.47%            5.23%
     NASDAQ Multi-Asset Diversified Income Index(SM)                     8.88%            9.07%
        (reflects no deduction for fees, expenses or taxes)
     S&P 500(R) Index                                                   13.69%           19.95%
        (reflects no deduction for fees, expenses or taxes)
     Dow Jones U.S. Select Dividend Index(SM)                           15.36%           19.03%
        (reflects no deduction for fees, expenses or taxes)

MANAGEMENT

   INVESTMENT ADVISOR
   First Trust Advisors L.P.

   PORTFOLIO MANAGERS
   The Fund's portfolio is managed by a team (the "Investment Committee") consisting of:

        o Daniel J. Lindquist, Chairman of the Investment Committee and Managing Director of First Trust;

        o     Jon C. Erickson, Senior Vice President of First Trust;

        o David G. McGarel, Chief Investment Officer and Managing Director of First Trust;

        o     Roger F. Testin, Senior Vice President of First Trust; and

        o     Stan Ueland, Senior Vice President of First Trust.

   Each Investment Committee member has served as a part of the portfolio management team of the Fund since 2012.

--------------------------------------------------------------------------------
                MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (MDIV)
--------------------------------------------------------------------------------

PURCHASE AND SALE OF FUND SHARES

The Fund issues and redeems shares on a continuous basis, at net asset value, only in Creation Units consisting of 50,000 shares. The Fund's Creation Units are issued and redeemed in-kind for securities in which the Fund invests and/or cash and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Individual shares of the Fund may only be purchased and sold on NASDAQ(R) through a broker-dealer. Shares of the Fund will trade on NASDAQ(R) at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).

TAX INFORMATION

The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains. Distributions on shares held in a tax-deferred account, while not immediately taxable, will be subject to tax when the shares are no longer held in a tax-deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

   ADDITIONAL INFORMATION ON THE FUNDS' INVESTMENT OBJECTIVES AND STRATEGIES

Each Fund is a series of the Trust, an investment company and an exchange-traded "index fund." The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before each Fund's fees and expenses) of such Fund's corresponding equity index (each Fund's corresponding equity index is referred to herein as an "Index," and together, as the "Indices;" the provider of each Fund's Index is referred to herein as an "Index Provider" and collectively, as the "Index Providers"). Each Fund will normally invest at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in securities that comprise each Fund's respective Index. Each Fund's investment objective, the 90% investment strategy and each of the policies described herein are non-fundamental policies that may be changed by the Board of Trustees of the Trust (the "Board") without shareholder approval. As non-fundamental policies, each Fund's investment objective and the 90% investment strategy require 60 days' prior written notice to shareholders before they can be changed. Certain fundamental policies of the Funds are set forth in the Statement of Additional Information ("SAI") under "Investment Objectives and Policies."

Each of First Trust Dorsey Wright Focus 5 ETF and First Trust Dorsey Wright International Focus 5 ETF will normally invest at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in the ETFs which comprise each Fund's respective Index. To invest in such ETFs in excess of the limits imposed under the 1940 Act on investments in other investment companies, the Funds intend to rely on exemptive relief that the Securities and Exchange Commission has issued to the Trust and/or section 12(d)(1)(G) of the 1940 Act.

In seeking to achieve its investment objective, each Fund generally will invest in all of the securities comprising its Index, in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In those circumstances, a Fund may purchase a sample of securities in its Index. There may also be instances in which First Trust may choose to overweight certain securities in the applicable Index, purchase securities not in the Index which First Trust believes are appropriate to substitute for certain securities in the Index, use futures or derivative instruments, or utilize various combinations of the above techniques in seeking to track the Index. A Fund may sell securities that are represented in its Index in anticipation of their removal from the Index or purchase securities not represented in the Index in anticipation of their addition to the Index.

                                FUND INVESTMENTS

EQUITY SECURITIES

The Funds, and the ETFs in which a Fund may invest, invest in equity securities, which include common stocks; preferred securities; warrants to purchase common stocks or preferred securities; securities convertible into common stocks or preferred securities; and other securities with equity characteristics, such as real estate investment trusts, master limited partnerships and depositary receipts.

ETFS

Each of First Trust Dorsey Wright Focus 5 ETF, First Trust Dorsey Wright International Focus 5 ETF, International Multi-Asset Diversified Income Index Fund and Multi-Asset Diversified Income Index Fund invest in ETFs, which are registered investment companies that trade on a securities exchange. The shares of ETFs may, at times, trade at a premium or discount to their net asset value. In addition, a Fund will incur brokerage costs when purchasing and selling shares of ETFs. As a shareholder in an ETF, a Fund will bear its ratable share of the ETF's expenses, and would remain subject to payment of the ETF's advisory and administrative fees with respect to assets so invested. Shareholders would therefore be subject to duplicative expenses. Securities of ETFs may be leveraged, in which case the value and/or yield of such securities will tend to be more volatile than securities of unleveraged securities.

Generally, investments in ETFs are subject to statutory limitations prescribed by the 1940 Act. These limitations include a prohibition on a Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of a Fund's total assets in the securities of any one investment company or more than 10% of its total assets, in the aggregate, in investment company securities. Many ETFs, however, have obtained exemptive relief from the Securities and Exchange Commission to permit unaffiliated funds to invest in the ETFs' shares beyond these statutory limitations, subject to certain conditions and pursuant to a contractual arrangement between the ETFs and the investing Fund. Although each of First Trust Dorsey Wright Focus 5 ETF and First Trust Dorsey Wright International Focus 5 ETF intends on investing solely in the components of its corresponding Index, which are all affiliated ETFs, each of International Multi-Asset Diversified Income Index Fund and Multi-Asset Diversified Income Index Fund may rely on these exemptive orders in order to invest in unaffiliated ETFs, if necessary, beyond the foregoing statutory limitations. Subject to certain conditions, a Fund also may invest in money market funds beyond the statutory limits described above.

HIGH YIELD DEBT SECURITIES

Each of International Multi-Asset Diversified Income Index Fund and Multi-Asset Diversified Income Index Fund invest in an ETF that invests significantly in debt instruments (e.g., bonds, loans and convertible securities), a substantial portion of which may be rated below investment-grade, or unrated securities deemed by the Fund's portfolio managers to be of comparable quality. Debt securities rated below investment-grade are commonly referred to as "high yield" or "junk" debt. High yield debt may be issued by companies without long track records of sales and earnings, or by issuers that have questionable credit strength. High yield debt and comparable unrated debt securities: (a) will likely have some quality and protective characteristics that, in the judgment of the rating agency evaluating the instrument, are outweighed by large uncertainties or major risk exposures to adverse conditions; and (b) are predominantly speculative with respect to the issuer's capacity to pay dividends or interest and repay principal in accordance with the terms of the obligation.

ILLIQUID SECURITIES

A Fund may invest up to 15% of its net assets in securities and other instruments that are, at the time of investment, illiquid (determined using the Securities and Exchange Commission's standard applicable to investment companies, i.e. securities that cannot be disposed of by a Fund within seven days in the ordinary course of business at approximately the amount at which such Fund has valued the securities). For this purpose, illiquid securities may include, but are not limited to, restricted securities (securities the disposition of which is restricted under the federal securities laws), securities that may only be resold pursuant to Rule 144A under the Securities Act of 1933, as amended (the "Securities Act"), that are deemed to be illiquid, and certain repurchase agreements.

MASTER LIMITED PARTNERSHIPS

Each of International Multi-Asset Diversified Income Index Fund and Multi-Asset Diversified Income Index Fund may invest in MLPs, which are limited partnerships whose shares (or units) are listed and traded on a U.S. securities exchange, just like common stock. To qualify as an MLP, a partnership must receive at least 90% of its income from qualifying sources such as natural resource activities. Natural resource activities include the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner, which is generally a major energy company, investment fund or the management of the MLP, typically controls the MLP through a 2% general partner equity interest in the MLP plus common units and subordinated units. Limited partners own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership's operations and management.

MLPs are typically structured such that common units have first priority to receive quarterly cash distributions up to an established minimum quarterly dividend ("MQD"). Common units also accrue arrearages in distributions to the extent the MQD is not paid. Once common units have been paid, subordinated units receive distributions of up to the MQD, but subordinated units do not accrue arrearages. Distributable cash in excess of the MQD paid to both common and subordinated units is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which maximizes value to unit holders. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions. A common arrangement provides that the general partner can reach a tier where the general partner is receiving 50% of every incremental dollar paid to common and subordinated unit holders. By providing for incentive distributions the general partner is encouraged to streamline costs and acquire assets in order to grow the partnership, increase the partnership's cash flow, and raise the quarterly cash distribution in order to reach higher tiers. Such results benefit all security holders of the MLP.

NON-U.S. SECURITIES

The First Trust NASDAQ Rising Dividend Achievers ETF may invest in securities issued by non-U.S. companies in the form of depositary receipts. Each of First Trust NASDAQ Technology Dividend Index Fund, International Multi-Asset Diversified Income Index Fund, Multi-Asset Diversified Income Index Fund and First Trust RBA Quality Income ETF may invest in securities issued by non-U.S. companies that are traded over-the-counter or listed on an exchange.

PREFERRED SECURITIES

Each of International Multi-Asset Diversified Income Index Fund and Multi-Asset Diversified Income Index Fund invests in preferred securities, which generally pay fixed or adjustable-rate dividends or interest to investors. Preferred securities have preference over common stock in the payment of dividends or interest and the liquidation of a company's assets, which means that a company typically must pay dividends or interest on its preferred securities before paying any dividends on its common stock. Preferred securities are generally junior to all forms of a company's debt, including both senior and subordinated debt.

REITS

Each of International Multi-Asset Diversified Income Index Fund and Multi-Asset Diversified Income Index Fund may invest in real estate investment trusts, or "REITs," which are companies that own and most often actively manage income-generating commercial real estate. Some REITs make or invest in loans and other obligations that are secured by real estate collateral. Most REITs are publicly traded. REITs receive special tax considerations and are typically a highly liquid method of investing in real estate.

REITs are generally categorized as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest in and own properties, and thus are responsible for the equity or value of their real estate assets. Their revenues come principally from their properties' rents. Mortgage REITs deal in investment and ownership of property mortgages. These REITs loan money for mortgages to owners of real estate or purchase existing mortgages or mortgage-backed securities. Their revenues are generated primarily by the interest that they earn on the mortgage loans. Hybrid REITs combine the investment strategies of equity REITs and mortgage REITs by investing in both properties and mortgages.

CASH EQUIVALENTS AND SHORT TERM INVESTMENTS

Normally, a Fund invests substantially all of its assets to meet its investment objective. Each Fund may invest the remainder of its assets in securities with maturities of less than one year or cash equivalents, or it may hold cash. The percentage of a Fund invested in such holdings varies and depends on several factors, including market conditions. For temporary defensive purposes and during periods of high cash inflows or outflows, a Fund may depart from its principal investment strategies and invest part or all of its assets in these securities or it may hold cash. During such periods, a Fund may not be able to achieve its investment objective. A Fund may adopt a defensive strategy when the portfolio managers believe securities in which such Fund normally invests have elevated risks due to political or economic factors and in other extraordinary circumstances. For more information on eligible short term investments, see the SAI.

DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the policies and procedures with respect to the disclosure of each Fund's portfolio securities is included in the Funds' SAI, which is available on the Funds' website at www.ftportfolios.com.

                   ADDITIONAL RISKS OF INVESTING IN THE FUNDS

Risk is inherent in all investing. Investing in a Fund involves risk, including the risk that you may lose all or part of your investment. There can be no assurance that a Fund will meet its stated objective. Before you invest, you should consider the following risks in addition to the Principal Risks set forth above in this prospectus.

PRINCIPAL RISKS

CONCENTRATION RISK. A Fund will be concentrated in the securities of an individual industry if the Fund's corresponding Index is concentrated in an individual industry. A concentration makes a Fund more susceptible to any single occurrence affecting the industry and may subject the Fund to greater market risk than more diversified funds.

CURRENCY RISK. With respect to First Trust Dorsey Wright International Focus 5 ETF, International Multi-Asset Diversified Income Index Fund and Multi-Asset Diversified Income Index Fund, an investment in non-U.S. securities involves further risk due to currency exchange rates. Changes in currency exchange rates may affect the Fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to other currencies may cause the value of the Fund to decline. Certain non-U.S. currencies may be particularly volatile, and non-U.S. governments may intervene in the currency markets, causing a decline in value or liquidity in the Fund's non-U.S. holdings whose value is tied to the affected non-U.S. currency.

DEPOSITARY RECEIPTS RISK. With respect to all Funds except for First Trust RBA American Industrial Renaissance(R) ETF, an investment in depositary receipts involves further risks due to certain features of depositary receipts. Depositary receipts are usually in the form of ADRs or GDRs. ADRs are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. GDRs are similar to ADRs, but are shares of foreign-based corporations generally issued by non-U.S. banks in one or more markets around the world. ADRs or GDRs may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts, whether ADRs or GDRs, are usually subject to a fee charged by the depositary.

Holders of depositary receipts may have limited voting rights pursuant to a deposit agreement between the underlying issuer and the depositary. In certain cases, the depositary will vote the equity shares deposited with it as directed by the underlying issuer's board of directors. Furthermore, investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert the equity shares into depositary receipts and vice versa. Such restrictions may cause the equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipt. Moreover, if depositary receipts are converted into equity shares, the laws in certain countries may limit the ability of a non-resident to trade the equity shares and to reconvert the equity shares to depositary receipts.

Depositary receipts may be "sponsored" or "unsponsored." Sponsored depositary receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored depositary receipts may be established by a depositary without participation by the underlying issuer. Holders of unsponsored depositary receipts generally bear all the costs associated with establishing the unsponsored depositary receipts. In addition, the issuers of the securities underlying unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts.

Depositary receipts may be unregistered and unlisted. A Fund's investments may also include depositary receipts that are not purchased in the public markets and are restricted securities that can be offered and sold only to "qualified institutional buyers" under Rule 144A under the Securities Act of 1933, as amended. Moreover, if adverse market conditions were to develop during the period between a Fund's decision to sell these types of depositary receipts and the point at which a Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.

EMERGING MARKETS RISK. With respect to all Funds except for First Trust Dorsey Wright Focus 5 ETF, First Trust NASDAQ Rising Dividend Achievers ETF and First Trust RBA American Industrial Renaissance(R) ETF, an investment in emerging market companies involves certain further risks not associated with investing in developed market countries because emerging market countries are often in the initial stages of their industrialization cycles and have low per capita income. These increased risks include the possibility of investment and trading limitations, greater liquidity concerns, higher price volatility, greater delays and possibility of disruptions in settlement transactions, greater political uncertainties and greater dependence on international trade or development assistance. In addition, emerging market countries may be subject to overburdened infrastructures and environmental problems.

EQUITY SECURITIES RISK. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. With respect to First Trust Dorsey Wright Focus 5 ETF, First Trust Dorsey Wright International Focus 5 ETF, International Multi-Asset Diversified Income Index Fund and Multi-Asset Diversified Income Index Fund, an ETF may fail to accurately track the returns of the market segment or index that it is designed to track, and the price of an ETF's shares may fluctuate. In addition, because they, unlike traditional mutual funds, are traded on an exchange, ETFs are subject to the following risks: (i) the performance of the ETF may not replicate the performance of the underlying index that it is designed to track;
(ii) the market price of the ETF's shares may trade at a premium or discount to the ETF's net asset value; (iii) an active trading market for an ETF may not develop or be maintained; and (iv) there is no assurance that the requirements of the exchange necessary to maintain the listing of the ETF will continue to be met or remain unchanged. In the event substantial market or other disruptions affecting ETFs should occur in the future, the liquidity and value of the Fund's shares could also be substantially and adversely affected. An investment company's investments in other investment companies are typically subject to statutory limitations prescribed by the Act.

FINANCIAL COMPANIES RISK. With respect to First Trust RBA American Industrial Renaissance(R) ETF and RBA Quality Income ETF, an investment in financial companies involves additional risks not set forth above. Negative developments relating to the subprime mortgage market have adversely affected credit and capital markets worldwide and reduced the willingness of lenders to extend credit, making borrowing on favorable terms more difficult. In addition, the liquidity of certain debt instruments has been reduced or eliminated due to the lack of available market makers. Banks and thrifts face increased competition from nontraditional lending sources as regulatory changes permit new entrants to offer various financial products. Regulatory changes could cause business disruptions or result in significant loss of revenue, and there can be no assurance as to the actual impact that these laws and their regulations will have on the financial markets.

FIXED INCOME SECURITIES RISK. With respect to International Multi-Asset Diversified Income Index Fund and Multi-Asset Diversified Income Index Fund, an investment in an ETF that invests in fixed-rate, domestic and foreign obligations may entail credit risks and the risk that the value of a Fund's assets will decline, and may decline precipitously, with increases in interest rates. High yield debt securities are, under most circumstances, subject to greater market fluctuations and risk of loss of income and principal than are investments in lower-yielding, higher-rated securities, and their value may decline precipitously because of increases in interest rates, not only because the increases in rates generally decrease values, but also because increased rates may indicate a slowdown in the economy and a decrease in the value of assets generally that may adversely affect the credit of issuers of high yield, high risk securities resulting in a higher incidence of defaults among high yield, high risk securities. A slowdown in the economy, or a development adversely affecting an issuer's creditworthiness, may result in the issuer being unable to maintain earnings or sell assets at the rate and at the prices, respectively, that are required to produce sufficient cash flow to meet its interest and principal requirements.

HIGH YIELD SECURITIES RISK. With respect to International Multi-Asset Diversified Income Index Fund and Multi-Asset Diversified Income Index Fund, an investment in an ETF that invests in high yield, high risk, fixed-rate, domestic and foreign obligations, or "junk" securities, may entail increased credit risks and the risk that the value of a Fund's assets will decline, and may decline precipitously, with increases in interest rates. In recent years there have been wide fluctuations in interest rates and thus in the value of fixed-rate, obligations generally. High yield debt securities are, under most circumstances, subject to greater market fluctuations and risk of loss of income and principal than are investments in lower-yielding, higher-rated securities, and their value may decline precipitously because of increases in interest rates, not only because the increases in rates generally decrease values, but also because increased rates may indicate a slowdown in the economy and a decrease in the value of assets generally that may adversely affect the credit of issuers of high-yield, high-risk securities resulting in a higher incidence of defaults among high-yield, high-risk securities. A slowdown in the economy, or a development adversely affecting an issuer's creditworthiness, may result in the issuer being unable to maintain earnings or sell assets at the rate and at the prices, respectively, that are required to produce sufficient cash flow to meet its interest and principal requirements. For an issuer that has outstanding both senior commercial bank debt and subordinated high-yield, high-risk securities, an increase in interest rates will increase that issuer's interest expense insofar as the interest rate on the bank debt is fluctuating. However, many leveraged issuers enter into interest rate protection agreements to fix or cap the interest rate on a large portion of their bank debt. This reduces exposure to increasing rates, but reduces the benefit to the issuer of declining rates. The Advisor cannot predict future economic policies or their consequences or, therefore, the course or extent of any similar market fluctuations in the future.

INCOME RISK. With respect to International Multi-Asset Diversified Income Index Fund and Multi-Asset Diversified Income Index Fund, if interest rates fall, the income from a Fund's portfolio will likely decline as a Fund invests the proceeds from new share sales. The income from the ETF in which a Fund invests may also decline when it invests proceeds from matured or called debt securities, at interest rates that are below the portfolio's current earnings rate.

INFRASTRUCTURE COMPANIES RISK. With respect to International Multi-Asset Diversified Income Index Fund and Multi-Asset Diversified Income Index Fund, a Fund is subject to certain risks inherent in investing in securities of infrastructure companies. Infrastructure companies may be directly affected by energy commodity prices, especially those infrastructure companies which own the underlying energy commodity. Commodity prices fluctuate for several reasons, including changes in market and economic conditions, the impact of weather on demand, levels of domestic production and imported commodities, energy conservation, domestic and foreign governmental regulation and taxation and the availability of local, intrastate and interstate transportation systems.

A decrease in the production or availability of natural gas, natural gas liquids, crude oil, coal or other energy commodities or a decrease in the volume of such commodities available for transportation, processing, storage or distribution may adversely impact the financial performance of infrastructure companies. In addition, infrastructure companies engaged in the production of natural gas, NGLs, crude oil, refined petroleum products or coal are subject to the risk that their commodity reserves naturally deplete over time.

Infrastructure companies are subject to significant federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for products and services. Various governmental authorities have the power to enforce compliance with these regulations and the permits issued under them and violators are subject to administrative, civil and criminal penalties, including civil fines, injunctions or both. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the financial performance of infrastructure companies.

Natural disasters, such as hurricanes in the Gulf of Mexico, also may impact infrastructure companies.

Certain infrastructure companies in the utilities industry are subject to the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations, and the capital market's ability to absorb utility debt. In addition, taxes, government regulation, non-U.S. politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for these companies. Such issuers have been experiencing certain of these problems to varying degrees.

MLP TAX RISK. With respect to International Multi-Asset Diversified Income Index Fund and Multi-Asset Diversified Income Index Fund, an investment in MLPs also entails certain tax risks. A Fund's ability to meet its investment objective depends, in part, on the level of taxable income and distributions it receives from the MLPs in which a Fund invests, a factor over which such Fund has no control. The benefit a Fund derives from its investment in MLPs is largely dependent on their being treated as partnerships for federal income tax purposes. As a partnership, an MLP has no income tax liability at the entity level. If, as a result of a change in an MLP's business, an MLP were treated as a corporation for federal income tax purposes, such MLP would be obligated to pay federal income tax on its income at the applicable corporate tax rate. If an MLP was classified as a corporation for federal income tax purposes, the amount of cash available for distribution with respect to its units would be reduced and any such distributions received by the Fund would be taxed entirely as dividend income if paid out of the earnings of the MLP. Therefore, treatment of an MLP as a corporation for federal income tax purposes would result in a material reduction in the after-tax return to a Fund, likely causing a substantial reduction in the value of the shares of such Fund.

NON-U.S. SECURITIES RISK. With respect to all Funds except for First Trust RBA American Industrial Renaissance(R) ETF, an investment in securities of non-U.S. companies involves other risks not associated with domestic issuers. Investment in non-U.S. securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by non-U.S. governments. Non-U.S. investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of non-U.S. holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in non-U.S. securities. Additionally, non-U.S. issuers may be subject to less stringent regulation, and to different accounting, auditing and recordkeeping requirements.

PASSIVE INVESTMENT RISK. The Funds are not actively managed. Each Fund invests in securities included in or representative of its Index regardless of their investment merit. A Fund generally will not attempt to take defensive positions in declining markets.

PREFERRED SECURITIES RISK. With respect to International Multi-Asset Diversified Income Index Fund and Multi-Asset Diversified Income Index Fund, an investment in preferred securities involves the further risks not associated with an investment in common stocks set forth below.

        o Limited Voting Rights. Generally, holders of preferred securities (such as the Fund) have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer's board. Generally, once the issuer pays all the arrearages, the preferred security holders no longer have voting rights.

        o Special Redemptions Rights. In certain circumstances, an issuer of preferred securities may redeem the securities prior to a specified date. For instance, for certain types of preferred securities, a redemption may be triggered by a change in federal income tax or securities laws. As with call provisions, a special redemption by the issuer may negatively impact the return of the security held by the Fund.

        o Deferral. Preferred securities may include provisions that permit the issuer, at its discretion, to defer distributions for a stated period without any adverse consequences to the issuer. If the Fund owns a preferred security that is deferring its distributions, the Fund may be required to report income for federal income tax purposes although it has not yet received such income in cash.

        o Subordination. Preferred securities are subordinated to bonds and other debt instruments in a company's capital structure in terms of priority to corporate income and liquidation payments and therefore will be subject to greater credit risk than those debt instruments.

        o Liquidity. Preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. government securities.

REIT INVESTMENT RISK. With respect to International Multi-Asset Diversified Income Index Fund and Multi-Asset Diversified Income Index Fund, an investment in REITs also involves certain risk, which include, among others, adverse changes in national, state or local real estate conditions (such as the turmoil experienced since 2007 in the residential and commercial real estate markets); obsolescence of properties; changes in the availability, cost and terms of mortgage funds; and the impact of changes in environmental laws. In addition, a REIT that fails to comply with federal tax requirements affecting REITs may be subject to federal income taxation, or the federal tax requirement that a REIT distribute substantially all of its net income to its shareholders may result in a REIT having insufficient capital for future expenditures. The value of a REIT can depend on the structure of and cash flow generated by the REIT. In addition, like investment companies, REITs have expenses, including advisory and administration fees, that are paid by their shareholders. As a result, you will absorb duplicate levels of fees when the Fund invests in REITs. In addition, REITs are subject to certain provisions under federal tax law. The failure of a company to qualify as a REIT could have adverse consequences for the Fund, including significantly reducing return to the Fund on its investment in such company. REITs are subject to special U.S. federal tax requirements. REIT that fails to comply with such tax requirements may be subject to U.S. federal income taxation, which may affect the value of the REIT and the characterization of the REIT's distributions. The U.S. federal tax requirement that a REIT distribute substantially all of its net income to its shareholders may result in a REIT having insufficient capital for future expenditures.

NON-PRINCIPAL RISKS

BORROWING AND LEVERAGE RISK. When a Fund borrows money, it must pay interest and other fees, which will reduce the Fund's returns if such costs exceed the returns on the portfolio securities purchased or retained with such borrowings. Any such borrowings are intended to be temporary. However, under certain market conditions, including periods of low demand or decreased liquidity, such borrowings might be outstanding for longer periods of time. As prescribed by the 1940 Act, the Fund will be required to maintain specified asset coverage of at least 300% with respect to any bank borrowing immediately following such borrowing. The Fund may be required to dispose of assets on unfavorable terms if market fluctuations or other factors reduce the Fund's asset coverage to less than the prescribed amount.

CASH TRANSACTIONS RISK. An investment in the Funds may involve further risk due to cash transactions. As a result, an investment in the Funds may be less tax-efficient than an investment in a more conventional exchange-traded fund. Because the Funds may effect a portion of redemptions for cash, rather than in-kind distributions, they may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by a Fund will generally cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities in-kind. The Funds generally distribute these gains to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in a different exchange-traded fund. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Funds sold and redeemed their shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of the Funds' shares than for more conventional exchange-traded funds.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of a Fund's assets can decline as can the value of the Fund's distributions. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

INTELLECTUAL PROPERTY RISK. Each Fund relies on a license and related sublicense that permits the Fund to use the applicable Index and associated trade names, trademarks and service marks (the "Intellectual Property") in connection with the name and investment strategies of the Fund. Such license or sublicense may be terminated by the Index Provider and, as a result, a Fund may lose its ability to use the Intellectual Property. There is also no guarantee that the Index Provider has all rights to license the Intellectual Property to First Trust for use by a Fund. Accordingly, in the event the license is terminated or the Index Provider does not have rights to license the Intellectual Property, it may have a significant effect on the operation of a Fund.

ISSUER SPECIFIC CHANGES RISK. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

LEGISLATION/LITIGATION RISK. From time to time, various legislative initiatives are proposed in the United States and abroad, which may have a negative impact on certain companies in which the Fund invests. In addition, litigation regarding any of the issuers of the securities owned by a Fund, or industries represented by these issuers, may negatively impact the value of the Fund shares. Such legislation or litigation may cause a Fund to lose value or may result in higher portfolio turnover if the Advisor determines to sell such a holding.

MARKET MAKER RISK. Certain of the Funds, especially those with lower average daily trading volumes, may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between a Fund's net asset value and the price at which such Fund's shares are trading on the Exchange. This could result in a decrease in value of a Fund's shares.

TRADING ISSUES

Although shares of each Fund are listed for trading on NASDAQ(R), there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares on NASDAQ(R) may be halted due to market conditions or for reasons that, in the view of NASDAQ(R), make trading in shares inadvisable. In addition, trading in shares on NASDAQ(R) is subject to trading halts caused by extraordinary market volatility pursuant to NASDAQ(R) "circuit breaker" rules. There can be no assurance that the requirements of NASDAQ(R) necessary to maintain the listing of a Fund will continue to be met or will remain unchanged. Due to the small asset size of some of the Funds, these Funds are more likely to have difficulty maintaining their listing on NASDAQ(R).

FLUCTUATION OF NET ASSET VALUE

The net asset value of shares of each Fund will generally fluctuate with changes in the market value of such Fund's holdings. The market prices of shares will generally fluctuate in accordance with changes in net asset value as well as the relative supply of and demand for shares on NASDAQ(R). The Funds cannot predict whether shares will trade below, at or above their net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Funds trading individually or in the aggregate at any point in time. However, given that shares can only be purchased and redeemed either in-kind or for cash in Creation Units, and to and from broker-dealers, and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Funds believe that large discounts or premiums to the net asset value of shares should not be sustained.

                               FUND ORGANIZATION

Each Fund is a series of the Trust, an investment company registered under the 1940 Act. Each Fund is treated as a separate fund with its own investment objective and policies. The Trust is organized as a Massachusetts business trust. Its Board is responsible for the overall management and direction of the Trust. The Board elects the Trust's officers and approves all significant agreements, including those with the investment advisor, custodian and fund administrative and accounting agent.

                            MANAGEMENT OF THE FUNDS

First Trust Advisors L.P., 120 East Liberty Drive, Wheaton, Illinois 60187, is the investment advisor to the Funds. In this capacity, First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio and certain other services necessary for the management of the portfolios.

First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. Grace Partners of DuPage L.P. is a limited partnership with one general partner, The Charger Corporation, and a number of limited partners. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, the Chief Executive Officer of the First Trust. First Trust discharges its responsibilities subject to the policies of the Board.

First Trust serves as advisor or sub-advisor to five mutual fund portfolios, nine exchange-traded funds consisting of 94 series and 15 closed-end funds and is also the portfolio supervisor of certain unit investment trusts sponsored by First Trust Portfolios L.P. ("FTP"), 120 East Liberty Drive, Wheaton, Illinois 60187. FTP specializes in the underwriting, trading and distribution of unit investment trusts and other securities. FTP is the principal underwriter of the shares of each Fund.

There is no one individual primarily responsible for portfolio management decisions for the Funds. Investments are made under the direction of the Investment Committee. The Investment Committee currently consists of Daniel J. Lindquist, Jon C. Erickson, David G. McGarel, Roger F. Testin and Stan Ueland.

        o Mr. Lindquist is Chairman of the Investment Committee and presides over Investment Committee meetings. Mr. Lindquist is responsible for overseeing the implementation of each Fund's investment strategy. Mr. Lindquist was a Senior Vice President of First Trust and FTP from September 2005 to July 2012 and is now a Managing Director of First Trust and FTP.

        o Mr. Erickson joined First Trust in 1994 and is a Senior Vice President of First Trust and FTP. As the head of First Trust's Equity Research Group, Mr. Erickson is responsible for determining the securities to be purchased and sold by funds that do not utilize quantitative investment strategies.

        o Mr. McGarel is the Chief Investment Officer and a Managing Director of First Trust and FTP. As First Trust's Chief Investment Officer, Mr. McGarel consults with the other members of the Investment Committee on market conditions and First Trust's general investment philosophy. Mr. McGarel was a Senior Vice President of First Trust and FTP from January 2004 to July 2012.

        o Mr. Testin is a Senior Vice President of First Trust and FTP. Mr. Testin is the head of First Trust's Portfolio Management Group. Mr. Testin has been a Senior Vice President of First Trust and FTP since November 2003.

        o Mr. Ueland joined First Trust as a Vice President in August 2005 and has been a Senior Vice President of First Trust and FTP since September 2012. At First Trust, he plays an important role in executing the investment strategies of each portfolio of exchange-traded funds advised by First Trust.

For additional information concerning First Trust, including a description of the services provided to the Funds, see the Funds' SAI. Additional information about the compensation of Investment Committee members, other accounts managed by members of the Investment Committee and ownership by members of the Investment Committee of shares of the Funds is provided in the SAI.

MANAGEMENT FEE

Each Fund pays First Trust an annual unitary management fee based on each Fund's average daily net assets at a rate set forth below. First Trust is responsible for the expenses of such Fund including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, acquired fund fees and extraordinary expenses.

FUND                                                             MANAGEMENT FEE
First Trust Dorsey Wright Focus 5 ETF                                 0.30%
First Trust Dorsey Wright International Focus 5 ETF                   0.30%
First Trust NASDAQ Rising Dividend Achievers ETF                      0.50%
First Trust NASDAQ Technology Dividend Index Fund                     0.50%
First Trust RBA American Industrial Renaissance(R) ETF                0.70%
First Trust RBA Quality Income ETF                                    0.70%
International Multi-Asset Diversified Income Index Fund               0.70%
Multi-Asset Diversified Income Index Fund                             0.60%

A discussion regarding the Board's approval of the Investment Management Agreement for International Multi-Asset Diversified Income Index Fund is available in the Funds' Annual Report to Shareholders for the period ended September 30, 2013. A discussion regarding the Board's approval of the Investment Management Agreements for First Trust Dorsey Wright Focus 5 ETF, First Trust NASDAQ Rising Dividend Achievers ETF, First Trust NASDAQ Technology Dividend Index Fund, First Trust RBA Quality Income ETF, First Trust RBA American Industrial Renaissance(R) ETF and Multi-Asset Diversified Income Index Fund is available in the Funds' Semi-Annual Report to Shareholders for the period ended March 31, 2014. A discussion regarding the Board's approval of the Investment Management Agreement for First Trust Dorsey Wright International Focus 5 ETF is available in the Funds' Annual Report to Shareholders for the period ended September 30, 2014.

                           HOW TO BUY AND SELL SHARES

Most investors will buy and sell shares of the Funds in secondary market transactions through brokers. Shares of the Funds are listed for trading on the secondary market on NASDAQ(R). Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment when buying shares on NASDAQ(R). Although shares are generally purchased and sold in "round lots" of 100 shares, brokerage firms typically permit investors to purchase or sell shares in smaller "odd lots," at no per-share price differential. When buying or selling shares through a broker, investors should expect to incur customary brokerage commissions, investors may receive less than the net asset value of the shares because shares are bought and sold at market prices rather than at net asset value, and investors may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. Share prices are reported in dollars and cents per share.

For purposes of the 1940 Act, each Fund is treated as a registered investment company, and the acquisition of shares by other registered investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act. The Trust, on behalf of the Funds, has received an exemptive order from the Securities and Exchange Commission that permits certain registered investment companies to invest in a Fund beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions, including that any such investment companies enter into an agreement with a Fund regarding the terms of any investment.

BOOK ENTRY

Shares are held in book-entry form, which means that no share certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding shares of the Funds and is recognized as the owner of all shares for all purposes.

Investors owning shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of share certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book-entry or "street name" form.

SHARE TRADING PRICES

The trading prices of shares of a Fund on NASDAQ(R) may differ from such Fund's daily net asset value and can be affected by market forces of supply and demand, economic conditions and other factors.

Information regarding the intra-day value of the shares of a Fund, also referred to as the "indicative optimized portfolio value" ("IOPV"), is disseminated every 15 seconds throughout such Fund's trading day by the national securities exchange on which the shares are listed or by market data vendors or other information providers. The IOPV should not be viewed as a "real-time" update of the net asset value per share of a Fund because the IOPV may not be calculated in the same manner as the net asset value, which is computed once a day, generally at the end of the business day. The price of a non-U.S. security that is primarily traded on a non-U.S. exchange shall be updated, using the last sale price, every 15 seconds throughout the trading day, provided, that upon the closing of such non-U.S. exchange, the closing price of the security, after being converted to U.S. dollars, will be used. Furthermore, in calculating the IOPV of a Fund's shares, exchange rates may be used throughout the day (9:00 a.m. to 4:15 p.m., Eastern Time) that may differ from those used to calculate the net asset value per share of such Fund and consequently may result in differences between the net asset value and the IOPV. A Fund is not involved in, or responsible for, the calculation or dissemination of the IOPV of shares of such Fund and such Fund does not make any warranty as to its accuracy.

FREQUENT PURCHASES AND REDEMPTIONS OF THE FUNDS' SHARES

The Funds impose no restrictions on the frequency of purchases and redemptions ("market timing"). In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by the Funds' shareholders. The Board considered that the Funds' shares can only be purchased and redeemed directly from a Fund in Creation Units by broker-dealers and large institutional investors that have entered into participation agreements (i.e., authorized participants ("APs")) and that the vast majority of trading in the Funds' shares occurs on the secondary market. Because the secondary market trades do not involve the Funds directly, it is unlikely those trades would cause many of the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Funds' trading costs and the realization of capital gains. With respect to trades directly with a Fund, to the extent effected in-kind (i.e., for securities), those trades do not cause any of the harmful effects that may result from frequent cash trades. To the extent that a Fund may effect the purchase or redemption of Creation Units in exchange wholly or partially for cash, the Board noted that such trades could result in dilution to a Fund and increased transaction costs, which could negatively impact such Fund's ability to achieve its investment objective. However, the Board noted that direct trading by APs is critical to ensuring that the shares trade at or close to net asset value. In addition, a Fund imposes fixed and variable transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs incurred by the Funds in effecting trades. Finally, the Advisor monitors purchase and redemption orders from APs for patterns of abusive trading. A Fund reserves the right to reject purchase and redemption orders from APs that the Advisor has determined may be disruptive to the management of such Fund, or otherwise not in such Fund's best interests.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends from net investment income of the Funds, if any, are declared and paid quarterly by First Trust Dorsey Wright Focus 5 ETF, First Trust Dorsey Wright International Focus 5 ETF, First Trust NASDAQ Rising Dividend Achievers ETF, First Trust NASDAQ Technology Dividend Index Fund, First Trust RBA American Industrial Renaissance(R) ETF, First Trust RBA Quality Income ETF, and monthly by International Multi-Asset Diversified Income Index Fund and Multi-Asset Diversified Income Index Fund. Each Fund distributes its net realized capital gains, if any, to shareholders at least annually.

Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.

                              FEDERAL TAX MATTERS

This section summarizes some of the main U.S. federal income tax consequences of owning shares of the Funds. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or non-U.S. tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Funds. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, counsel to the Funds was not asked to review, and has not reached a conclusion with respect to, the federal income tax treatment of the assets to be included in the Funds. This may not be sufficient for you to use for the purpose of avoiding penalties under federal tax law.

As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

FUND STATUS

Each Fund intends to continue to qualify or qualify as a "regulated investment company" under the federal tax laws. If a Fund qualifies as a regulated investment company and distributes its income as required by the tax law, the Fund generally will not pay federal income taxes.

DISTRIBUTIONS

The Funds' distributions are generally taxable. After the end of each year, you will receive a tax statement that separates the distributions of a Fund into two categories, ordinary income distributions and capital gains dividends. Ordinary income distributions are generally taxed at your ordinary tax rate, however, as further discussed below, certain ordinary income distributions received from the Fund may be taxed at the capital gains tax rates. Generally, you will treat all capital gains dividends as long-term capital gains regardless of how long you have owned your shares. To determine your actual tax liability for your capital gains dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, the Funds may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you; however, such distributions may reduce basis, which could result in you having to pay higher taxes in the future when shares are sold, even if you sell the shares at a loss from your original investment. The tax status of your distributions from a Fund is not affected by whether you reinvest your distributions in additional shares or receive them in cash. The income from a Fund that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

Under the "Health Care and Education Reconciliation Act of 2010," income from a Fund may also be subject to a 3.8% "Medicare tax." This tax will generally apply to your net investment income if your adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

DIVIDENDS RECEIVED DEDUCTION

A corporation that owns shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Fund because the dividends received deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends on shares that are attributable to qualifying dividends received by the Funds from certain corporations may be reported by the Funds as being eligible for the dividends received deduction.

CAPITAL GAINS AND LOSSES AND CERTAIN ORDINARY INCOME DIVIDENDS

If you are an individual, the maximum stated marginal federal tax rate for net capital gain is generally 20% for taxpayers in the 39.6% tax bracket, 15% for taxpayers in the 25%, 28%, 33% and 35% tax brackets and 0% for taxpayers in the 10% and 15% tax brackets. Some portion of your capital gains dividends may be taxed at a higher stated marginal tax rate. Capital gains may also be subject to the Medicare tax described above.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your shares to determine your holding period. However, if you receive a capital gain dividend from a Fund and sell your shares at a loss after holding it for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Internal Revenue Code of 1986, as amended, treats certain capital gains as ordinary income in special situations.

Ordinary income dividends received by an individual shareholder from a regulated investment company such as the Funds are generally taxed at the same rates that apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the Funds themselves. The Funds will provide notice to its shareholders of the amount of any distribution which may be taken into account as a dividend which is eligible for the capital gains tax rates.

SALE OF SHARES

If you sell or redeem your shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your shares from the amount you receive in the transaction. Your tax basis in your shares is generally equal to the cost of your shares, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your shares.

TAXES ON PURCHASE AND REDEMPTION OF CREATION UNITS

If you exchange equity securities for Creation Units you will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and your aggregate basis in the securities surrendered and the cash component paid. If you exchange Creation Units for equity securities, you will generally recognize a gain or loss equal to the difference between your basis in the Creation Units and the aggregate market value of the securities received and the cash redemption amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position.

DEDUCTIBILITY OF FUND EXPENSES

Expenses incurred and deducted by the Funds will generally not be treated as income taxable to you. In some cases, however, you may be required to treat your portion of these Fund expenses as income. In these cases you may be able to take a deduction for these expenses. However, certain miscellaneous itemized deductions, such as investment expenses, may be deducted by individuals only to the extent that all of these deductions exceed 2% of the individual's adjusted gross income. Some individuals may also be subject to further limitations on the amount of their itemized deductions, depending on their income.

NON-U.S. TAX CREDIT

Because the Funds may invest in non-U.S. securities, the tax statement that you receive may include an item showing non-U.S. taxes a Fund paid to other countries. In this case, dividends taxed to you will include your share of the taxes such Fund paid to other countries. You may be able to deduct or receive a tax credit for your share of these taxes.

NON-U.S. INVESTORS

If you are a non-U.S. investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from a Fund will be characterized as dividends for federal income tax purposes (other than dividends which a Fund properly reports as capital gain dividends) and will be subject to U.S. federal income taxes, including withholding taxes, subject to certain exceptions described below. However, distributions received by a non-U.S. investor from a Fund that are properly reported by a Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that a Fund makes certain elections and certain other conditions are met. In the case of dividends with respect to taxable years of a Fund beginning prior to 2014, distributions from a Fund that are properly reported by such Fund as an interest-related dividend attributable to certain interest income received by the Fund or as a short-term capital gains dividend attributable to certain net short-term capital gains income received by such Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain foreign investors, provided that a Fund makes certain elections and certain other conditions are met.

Distributions may be subject to a U.S. withholding tax of 30% in the case of distributions to (i) certain non-U.S. financial institutions that have not entered into an agreement with the U.S. Treasury to collect and disclose certain information and are not resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury and (ii) certain other non-U.S. entities that do not provide certain certifications and information about the entity's U.S. owners. Disposition of shares by such persons may be subject to such withholding after December 31, 2016.

INVESTMENTS IN CERTAIN NON-U.S. CORPORATIONS

If a Fund holds an equity interest in any PFICs, which are generally certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or that hold at least 50% of their assets in investments producing such passive income, a Fund could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests, even if all the income or gain is timely distributed to its shareholders. A Fund will not be able to pass through to its shareholders any credit or deduction for such taxes. A Fund may be able to make an election that could ameliorate these adverse tax consequences. In this case, a Fund would recognize as ordinary income any increase in the value of such PFIC shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under this election, a Fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirement and would be taken into account for purposes of the 4% excise tax. Dividends paid by PFICs are not be treated as qualified dividend income.

                               DISTRIBUTION PLAN

FTP serves as the distributor of Creation Units for the Funds on an agency basis. FTP does not maintain a secondary market in shares.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse FTP for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are APs for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

The Funds do not currently pay 12b-1 fees, and pursuant to a contractual arrangement, the Funds will not pay 12b-1 fees any time before January 31, 2016 for First Trust NASDAQ Rising Dividend Achievers ETF, First Trust NASDAQ Technology Dividend Index Fund, International Multi-Asset Diversified Income Index Fund and Multi-Asset Diversified Income Index; March 31, 2016 for First Trust Dorsey Wright Focus 5 ETF, First Trust RBA American Industrial Renaissance(R) ETF and First Trust RBA Quality Income ETF; and July 17, 2016 for First Trust Dorsey Wright International Focus 5 ETF. However, in the event 12b-1 fees are charged in the future, because these fees are paid out of the Funds' assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

                                NET ASSET VALUE

Each Fund's net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open for business. Net asset value is calculated for a Fund by taking the market price of the Fund's total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing such amount by the total number of shares outstanding. The result, rounded to the nearest cent, is the net asset value per share. All valuations are subject to review by the Board or its delegate.

Each Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value, in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the 1940 Act. Portfolio securities listed on any exchange other than NASDAQ(R) and the London Stock Exchange Alternative Investment Market ("AIM") are valued at the last sale price on the business day as of which such value is being determined. Securities listed on the NASDAQ(R) or the AIM are valued at the official closing price on the business day as of which such value is being determined. If there has been no sale on such day, or no official closing price in the case of securities traded on NASDAQ(R) or the AIM, the securities are fair valued at the mean of the most recent bid and ask prices on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on NASDAQ(R) and the AIM, are fair valued at the mean of the most recent bid and asked price, if available, and otherwise at the closing bid price. Short-term investments that mature in less than 60 days when purchased are fair valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board or its delegate, the Advisor's Pricing Committee, at fair value. The use of fair value pricing by a

Fund is governed by valuation procedures adopted by the Board and in accordance with the provisions of the 1940 Act. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1993, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's net asset value or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in the prices used by a Fund that may differ from the current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities. See the SAI for details.

Valuing a Fund's securities using fair value pricing will result in using prices for those securities that may differ from current market quotations or official closing prices on the applicable exchange. Use of fair value prices and certain current market quotations or official closing prices could result in a difference between the prices used to calculate a Fund's net asset value and the prices used by its Index, which, in turn, could result in a difference between such Fund's performance and the performance of its Index.

Because foreign securities exchanges may be open on different days than the days during which an investor may purchase or sell shares of a Fund, the value of the Fund's securities may change on days when investors are not able to purchase or sell shares of the Fund.

The value of securities denominated in foreign currencies is converted into U.S. dollars at the exchange rates in effect at the time of valuation. Any use of a different rate from the rates used by the Index may adversely affect a Fund's ability to track the Index.

                             FUND SERVICE PROVIDERS

Brown Brothers Harriman & Co., 50 Post Office Square, Boston, Massachusetts 02110, acts as the administrator, accounting agent, custodian and transfer agent to the Funds. Chapman and Cutler LLP, 111 West Monroe Street, Chicago, Illinois 60603, serves as legal counsel to the Funds.

                                INDEX PROVIDERS

The applicable Index that each Fund seeks to track is compiled by the Index Provider. The Index Provider is not affiliated with the Funds, First Trust or FTP. Each Fund is entitled to use the Index pursuant to a sublicensing arrangement with First Trust, which in turn has a licensing agreement with the Index Provider. The Index Provider or its agent also serves as calculation agent for the Index (the "Index Calculation Agent"). The Index Calculation Agent is responsible for the management of the day-to-day operations of the Index, including calculating the value of the Index every 15 seconds, widely disseminating the Index values every 15 seconds and tracking corporate actions, some of which result in Index adjustments.

                                  DISCLAIMERS

FIRST TRUST NASDAQ RISING DIVIDEND ACHIEVERS ETF
FIRST TRUST NASDAQ TECHNOLOGY DIVIDEND INDEX FUND
INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND
MULTI-ASSET DIVERSIFIED INCOME INDEX FUND

First Trust does not guarantee the accuracy and/or the completeness of the Indices or any data included therein, and First Trust shall have no liability for any errors, omissions or interruptions therein. First Trust makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the shares of the Funds or any other person or entity from the use of the Indices or any data included therein. First Trust makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Indices or any data included therein. Without limiting any of the foregoing, in no event shall First Trust have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Indices, even if notified of the possibility of such damages.

The Funds are not sponsored, endorsed, sold or promoted by The NASDAQ OMX Group, Inc. or its affiliates (NASDAQ OMX, with its affiliates, are referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Funds. The Corporations make no representation or warranty, express or implied to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly, or the ability of the Funds to track general stock market performance. The Corporations' only relationship to First Trust is in the licensing of the NASDAQ(R), OMX(R), NASDAQ OMX(R), NASDAQ US Rising Dividend Achievers Index, NASDAQ Technology Dividend Index(SM), NASDAQ International Multi-Asset Diversified Income Index(SM) and NASDAQ Multi-Asset Diversified Income Index(SM) registered trademarks, trade names and service marks of the Corporations and the use of the Indices which are determined, composed and calculated by NASDAQ OMX without regard to Licensee or the Funds. NASDAQ OMX has no obligation to take the needs of the Licensee or the owners of the Funds into consideration in determining, composing or calculating the Indices. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Funds to be issued or in the determination or calculation of the equation by which a Fund is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Funds.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE INDICES OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

FIRST TRUST DORSEY WRIGHT FOCUS 5 ETF
FIRST TRUST DORSEY WRIGHT INTERNATIONAL FOCUS 5 ETF

First Trust does not guarantee the accuracy and/or the completeness of the Indices or any data included therein, and First Trust shall have no liability for any errors, omissions or interruptions therein. First Trust makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the shares of the Funds or any other person or entity from the use of the Indices or any data included therein. First Trust makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Indices or any data included therein. Without limiting any of the foregoing, in no event shall First Trust have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Indices, even if notified of the possibility of such damages.

The Funds are not sponsored, endorsed, sold or promoted by the Dorsey Wright. Dorsey Wright makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of trading in the Funds. Dorsey Wright's only relationship to First Trust is the licensing of certain trademarks and trade names of Dorsey Wright and of the Indices which are determined, composed and calculated by Dorsey Wright, or its agent, without regard to First Trust or the Funds. Dorsey Wright has no obligation to take the needs of First Trust or the owners of the Funds into consideration in determining, composing or calculating the Indices. Dorsey Wright is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Funds to be listed or in the determination or calculation of the equation by which the Funds are to be converted into cash. Dorsey Wright has no obligation or liability in connection with the administration, marketing or trading of the Funds.

DORSEY WRIGHT DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA INCLUDED THEREIN AND DORSEY WRIGHT SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. DORSEY WRIGHT MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR ANY DATA INCLUDED THEREIN. DORSEY WRIGHT MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN, WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DORSEY WRIGHT HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN DORSEY WRIGHT AND FIRST TRUST.

FIRST TRUST RBA AMERICAN INDUSTRIAL RENAISSANCE(R) ETF
FIRST TRUST RBA QUALITY INCOME ETF

First Trust does not guarantee the accuracy and/or the completeness of the Indices or any data included therein, and First Trust shall have no liability for any errors, omissions or interruptions therein. First Trust makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the shares of the Funds or any other person or entity from the use of the Indices or any data included therein. First Trust makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Indices or any data included therein. Without limiting any of the foregoing, in no event shall First Trust have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Indices, even if notified of the possibility of such damages.

The Funds are not sponsored, endorsed, sold or promoted by RBA. RBA makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of trading in the Funds. RBA's only relationship to First Trust is the licensing of certain trademarks and trade names of RBA and of the Indices which are determined, composed and calculated by RBA without regard to First Trust or the Funds. RBA has no obligation to take the needs of First Trust or the owners of the Funds into consideration in determining, composing or calculating the Indices. RBA is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Funds to be listed or in the determination or calculation of the equation by which shares of the Funds are to be converted into cash. RBA has no obligation or liability in connection with the administration, marketing or trading of the Funds.

RBA DOES NOT GUARANTEE OR MAKE ANY REPRESENTATION OR WARRANTY AS TO THE ACCURACY AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA INCLUDED THEREIN AND RBA SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. THE INDICES, ANY DATA CONTAINED THEREIN AND ANY OTHER DATA OR INFORMATION SUPPLIED BY RBA IS PROVIDED ON AN "AS IS" BASIS. RBA MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR ANY DATA INCLUDED THEREIN. RBA MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY, NON-INFRINGEMENT OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN, OR ANY WARRANTIES WITH RESPECT TO THE TIMELINESS, SEQUENCE, ACCURACY, COMPLETENESS, CURRENTNESS, OR QUALITY OF THE INDICES, ANY DATA CONTAINED THEREIN OR ANY DATA OR INFORMATION SUPPLIED BY RBA. RBA SHALL NOT BE RESPONSIBLE FOR ANY MISDELIVERY OF ANY DATA RELATED TO OR ASSOCIATED WITH THE INDICES OR ANY DATA CONTAINED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL RBA HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. RBA AND ITS RESPECTIVE AFFILIATES AND EACH OF THEIR RESPECTIVE OFFICERS, DIRECTORS, EMPLOYEES, AGENTS AND SOURCES (THE "RBA PARTIES") SHALL NOT BE LIABLE TO FIRST TRUST OR ANY THIRD PARTY FOR ANY LOSS OR DAMAGE, DIRECT, INDIRECT OR CONSEQUENTIAL, ARISING FROM (A) ANY INACCURACY OR INCOMPLETENESS IN, OR DELAYS, INTERRUPTIONS, ERRORS OR OMISSIONS IN THE DELIVERY OF THE INDICES OR ANY DATA CONTAINED THEREIN, OR (B) ANY DECISION MADE OR ACTION TAKEN BY FIRST TRUST OR ANY THIRD PARTY IN RELIANCE UPON THE FUNDS, INDICES OR ANY DATA CONTAINED THEREIN. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN RBA AND FIRST TRUST.

                               INDEX INFORMATION

FIRST TRUST DORSEY WRIGHT FOCUS 5 ETF

INDEX DESCRIPTION

The Index is designed to provide targeted exposure to the five First Trust sector-based ETFs that the Index Provider believes offer the greatest potential to outperform the other First Trust sector-based ETFs. The Index is constructed pursuant to the Index Provider's proprietary methodology, which takes into account the performance of each of the First Trust sector-based ETFs relative to one another. The Index began on February 4, 2014 at a base value of 1000.

INDEX CALCULATION

The Index Provider uses relative strength to measure the price performance of a security versus a market average, another security or a universe of securities. A security's relative strength can improve if it rises more than the market in an uptrend or goes down less than the market in a downtrend. Relative strength is a momentum technique that relies on unbiased, unemotional and objective data, rather than biased forecasting and subjective research. Relative strength is a way of recording historic performance patterns, and the Index Provider uses relative strength signals as a trend indicator for current momentum and future performance trends of a security versus another one.

The Index Provider builds relative strength charts for each First Trust ETF using the following process:

        (i) On a daily basis, the Index Provider computes the ratio of the closing price of each First Trust ETF to the closing price of each other First Trust ETF.

              For example:

              Relative Strength Reading = (ETF 1 Closing Price (division) ETF 2 Closing Price) x 100

        (ii) As a result of such on-going calculations, a point and figure relative strength chart is created for each relationship within the inventory. A point and figure relative strength chart is a variation of a point and figure chart but its input value is computed in the previous step, instead of individual security prices.

The Index Provider believes that point and figure charting is a logical, organized way of recording supply and demand within a security, focusing on the price movements of that security. Point and figure charts filter out non-significant price movements by ignoring small price fluctuations, trading volume and time.

FIRST TRUST DORSEY WRIGHT INTERNATIONAL FOCUS 5 ETF

INDEX DESCRIPTION

The Index is designed to provide targeted exposure to the five First Trust country/region-based ETFs that the Index Provider believes offer the greatest potential to outperform the other ETFs in the selection universe. The Index is constructed pursuant to the Index Provider's proprietary methodology, which takes into account the performance of certain First Trust country/region-based ETFs relative to one another. The Index began on July 17, 2014 at a base value of 1000.

INDEX CALCULATION

The Index Provider uses relative strength to measure the price performance of a security versus a market average, another security or universe of securities. A security's relative strength can improve if it rises more than the market in an uptrend or goes down less than the market in a downtrend. Relative strength is a momentum technique that relies on unbiased, unemotional and objective data, rather than biased forecasting and subjective research. Relative strength is a way of recording historic performance patterns, and the Index Provider uses relative strength signals as a trend indicator for current momentum and future performance trends of a security versus another one.

The Index Provider builds relative strength charts for each First Trust ETF using the following process:

        (i) On a daily basis, the Index Provider computes the ratio of the closing price of each First Trust ETF within the Index's potential inventory to the closing price of each other First Trust ETF within the Index's potential inventory.

              For example:

              ETF 2 Closing Price) x 100

        (ii) As a result of such on-going calculations, a point and figure relative strength chart is created for each relationship within the inventory. A point and figure relative strength chart is a variation of a point and figure chart but its input value is computed in the previous step, instead of individual security prices.

The Index Provider believes that point and figure charting is a logical, organized way of recording supply and demand within a security, focusing on the price movements of that security. Point and figure charts seek to filter out non-significant price movements by ignoring small price fluctuations, trading volume and time.

FIRST TRUST NASDAQ RISING DIVIDEND ACHIEVERS ETF

INDEX DESCRIPTION

The Index is designed to provide exposure to U.S. companies that have a history of raising their dividends and exhibit characteristics suggesting they may continue to do so into the future. The Index is designed to provide access to a diversified portfolio of large capitalization income producing securities, which are composed of dividend-paying, U.S. equity securities.

The Index began on October 21, 2013 at a base value of 1,000.

INDEX CALCULATION

The Index is comprised of 50 equity securities issued by U.S. companies. To be eligible for inclusion in the Index, a security must meet the following criteria:

        o     be a member of the NASDAQ US Benchmark Index (NQUSB);

        o not be classified as Real Estate Investment Trust (ICB: 8670) by the ICB;

        o     rank in top 500 by market capitalization;

        o have a minimum three month average daily dollar trading value of $5 million;

        o have paid a dividend in the trailing 12 months greater than the dividend paid in the trailing 12-month period three and five years prior;

        o having earnings per share in the most recent fiscal year greater than the earnings per share the three fiscal years prior;

        o     have a cash-to-debt ratio greater than 50%; and

        o     have a trailing 12-month payout ratio no greater than 65%.


INDEX REBALANCING

The Index is rebalanced quarterly to maintain its equally weighted asset allocation by measuring the dividend yield of each security as compared to the dividend yield of all Index Securities as of the last trading day in March, June, September and December. The reference dates for the data used in the rebalancing are at the close of trading on the last trading day in February, May, August and November, respectively. The Advisor will reweight and rebalance the portfolio based on the following:

        o The eligible securities are ranked by a combined factor of dollar dividend increase over the previous 5-year period, current dividend yield, and payout ratio.

        o The resulting ranks are aggregated into a single score with the 50 securities with the lowest aggregated rank selected for the index. In the case of multiple securities having the same aggregated score, the security with the highest yield will be selected.

        o The index is reconstituted annually and rebalanced quarterly such that all securities will be given an equal weight.

        o If an industry has a weight greater than 30%, the highest-ranking security by volatility will be removed and replaced with the next eligible security (e.g. the 51st ranked by volatility) from a different industry. This process is repeated until no industry has a weight greater than 30%.

Additionally, if at any time during the year other than the rebalancing, an Index security no longer meets the Eligibility Criteria, or is otherwise determined to have become ineligible for inclusion in the Index, the security is removed from the Index and is replaced. Ordinarily, a security will be removed from the Index at its last sale price. If, however, at the time of its removal the Index security is halted from trading on its primary listing market and an official closing price cannot readily be determined, the Index security may, in the Index Provider's discretion, be removed at a zero price. The Index Provider removes securities from the Index at a zero price if there is no recognizable market price for this security. The zero price will be applied to the Index security after the close of the market but prior to the time the official closing value of the Index is disseminated, which is ordinarily 5:16 p.m. Eastern time.

FIRST TRUST NASDAQ TECHNOLOGY DIVIDEND INDEX FUND

INDEX DESCRIPTION

The Index includes up to 100 technology and telecommunications companies that pay a regular or common dividend. To be selected for the Index, a company must be classified as a technology or telecommunications company under the Industry Classification Benchmark ("ICB") and have a minimum market capitalization of $500 million, as described below. The Index is calculated and maintained by the Index Provider.

INDEX CALCULATION

The Index employs a modified market cap weighting methodology in which larger companies receive a larger index weighting. The index weighting methodology includes caps to prevent high concentrations among larger stocks. This methodology is applied to the dividend value of each Index security. The dividend value is calculated by multiplying dividends paid per share within the past 12 months by the current shares outstanding. At each quarter, the Index is rebalanced such that the technology securities are given a collective weight of 80% and the telecommunications securities are given a collective weight of 20%.

The maximum weight of any technology constituent will not exceed 8%, and no more than 5 securities are at that cap. The excess weight of any capped security is distributed proportionally across the remaining Index Securities. If after redistribution, any of the 5 highest ranked Index Securities are weighted below 8%, these securities are not capped. Any remaining Index Securities in excess of 4% are capped at 4%, and the excess weight will be redistributed proportionally across the remaining Index Securities. The process is repeated, if necessary, to derive the final weights. For the telecommunications constituents, at each quarterly rebalance no security weight will exceed 2%. The excess weight of any capped security is distributed proportionally across the remaining telecommunications securities.

The Index began on June 20, 2012 at a base value of 1000.

ELIGIBILITY

Index eligibility is limited to specific security types only. The security types eligible for the Index are common stocks and depositary receipts.

ELIGIBILITY CRITERIA

To be eligible for inclusion in the Index, a security must meet the following criteria:

        o be listed on The NASDAQ Stock Market, The New York Stock Exchange or NYSE Amex;

        o the issuer of the security must be classified as a technology or telecommunications company under the Industry Classification Benchmark ("ICB");

        o have a minimum three-month average daily dollar trading volume of $1 million; codes 6000 and 9000;

        o     have a minimum market capitalization of $500 million;

        o     have paid a regular or common dividend within past 12 months;

        o     have a yield of at least .5%;

        o have not had a decrease in common dividends per share paid within past 12 months;

        o may not be issued by an issuer currently in bankruptcy proceedings;

        o the issuer of the security may not have entered into a definitive agreement or other arrangement which would likely result in the security no longer being Index eligible; and

        o the issuer of the security may not have annual financial statements with an audit opinion that is currently withdrawn.

For the purposes of Index eligibility criteria, if the security is a depositary receipt representing a security of a non-U.S. issuer, then references to the "issuer" are references to the issuer of the underlying security.

INDEX EVALUATION

The Index securities are evaluated semi-annually in March and September. In the evaluation, the above Eligibility Criteria are applied using market data through the end of January and July. Securities meeting the criteria are included in the Index. Security additions and deletions are made effective after the close of trading on the third Friday in March and September.

Additionally, if at any time during the year other than the time of evaluation, an Index security no longer meets the Eligibility Criteria, or is otherwise determined to have become ineligible for inclusion in the Index, the security is removed from the Index and is not replaced. Ordinarily, a security will be removed from the Index at its Last Sale Price. If, however, at the time of its removal the Index security is halted from trading on its primary listing market and an official closing price cannot readily be determined, the Index security may, in NASDAQ's discretion, be removed at a zero price. The zero price will be applied to the Index security after the close of the market but prior to the time the official closing value of the Index is disseminated, which is ordinarily 17:16:00 ET.

INDEX MAINTENANCE

Changes in the price and/or Index shares driven by corporate events such as stock dividends, stock splits and certain spin-offs and rights issuances are adjusted on the ex-date. If the change in total shares outstanding arising from other corporate actions is greater than or equal to 10%, the change is made as soon as practicable. Otherwise, if the change in total shares outstanding is less than 10%, then all such changes are accumulated and made effective at one time on a quarterly basis after the close of trading on the third Friday in each of March, June, September and December. The Index shares are derived from the security's total shares outstanding. The Index shares are adjusted by the same percentage amount by which the total shares outstanding have changed.

A special cash dividend announced by the listing exchange, will result in an adjustment to the Last Sale Price of an Index security prior to market open on the ex-date for the special amount distributed. A special dividend may also be referred to as unusual, extraordinary, one-time, non-recurring etc.

Ordinarily, whenever there is a change in Index shares, a change in an Index security or a change to the price of an Index security due to spin-off, rights issuances or special cash dividends as mentioned above, the divisor is adjusted to ensure that there is no discontinuity in the value of the Index which might otherwise be caused by any such change. All changes are announced in advance and are reflected in the Index prior to market open on the Index effective date.

INDEX REBALANCING

The Index employs a modified market capitalization weighting methodology. At each Evaluation, the Index securities are classified technology or telecommunications based on their ICB classification. The technology securities are given a collective weight of 80% and the telecommunications securities are given a collective weight of 20% in the Index.

Within the technology sector, the Index securities are ranked by dividend value. At each quarter, the Index is rebalanced such that the maximum weight of any technology Index security does not exceed 8% and no more than 5 securities are at the cap. The excess weight of any capped security is distributed proportionally across the remaining Index securities in the technology sector. If after redistribution, any of the 5 highest ranked technology Index securities are weighted below 8%, they are not capped. Next, any remaining technology Index securities in excess of 4% are capped at 4% and the excess weight is redistributed proportionally across the remaining technology Index securities. The process is repeated, if necessary, to derive the final weights for the technology sector.

Within the telecommunications sector, the Index securities are ranked by dividend value. At each quarter, the Index is rebalanced such that the maximum weight of any telecommunications security does not exceed 2%. The excess weight of any capped security is distributed proportionally across the remaining Index securities in the telecommunications sector. The process is repeated, if necessary, to derive the final weights for the telecommunications sector.

The modified market capitalization-weighting methodology is applied to the dividend value of each Index security. The dividend value is calculated by multiplying dividends paid within he past 12 months by the current shares outstanding. Index shares are then calculated multiplying the weight of the security derived above by the total dividend market value of the Index and dividing the modified market capitalization for each Index security by its corresponding Last Sale Price. The changes are effective after trading on the third Friday in March, June, September and December.

NASDAQ OMX may, from time to time, exercise reasonable discretion as it deems appropriate in order to ensure Index integrity.

FIST TRUST RBA AMERICAN INDUSTRIAL RENAISSANCE(R) ETF

INDEX DESCRIPTION

The Index is designed to measure the performance of small and mid cap U.S. companies in the industrial and community banking sectors. The Index provides exposure to companies directly involved in manufacturing, related infrastructure and banking. Banks will be chosen from states considered to be traditional manufacturing hubs. To be eligible for inclusion in the Index, a company must:
(i) be traded on a U.S. securities exchange, (ii) have a market capitalization of at least $100 million as of the Index's latest rebalancing date (iii) source the majority of its revenue from within the U.S.

RBA places no limit on the number of constituents included in the Index. A proprietary portfolio optimization method is used by RBA to weight each individual constituent company. Constituent companies are added to the Index at the quarterly rebalancing. If a constituent company is no longer is eligible to be included in the Index, RBA will remove it and re-weight the remaining constituent companies proportionally amongst the remaining securities.

The Index began on February 19, 2014 at a base value of 972.

INDEX CONSTRUCTION

The Index is comprised of U.S. equity securities that are selected by the Index Provider as follows:

        o Begin with the Russell 2500 Index and eliminate companies not directly related to manufacturing and related infrastructure, and banking. Banks will be chosen from states considered to be traditional manufacturing hubs; and

        o Screen to exclude companies with non-U.S. sales greater than or equal to 25%; and

        o     Screen for positive 12-month forward earnings estimates.

RBA's Proprietary Portfolio Optimization method is then used to weight the securities. No position will exceed approximately 3% of the total portfolio at each quarterly rebalance. Bank securities will be limited to a maximum of approximately 10% of the portfolio at each quarterly rebalance. Other portfolio criteria include: $6 minimum share price; $200 million minimum market cap; and liquidity of at least $500,000 trading volume on average each day.

INDEX REBALANCING

At each quarter the Index is rebalanced such that each segment of the Index will be capped at its predetermined weight. Rebalancing is effective as of the market close of the third Friday in April, July, October and January. The reference dates for the data used in the rebalancing are at the close of trading on the last trading day in March, June, September and December, respectively.

Additionally, if at any time during the year other than the rebalancing, an Index security no longer meets the eligibility criteria, or is otherwise determined to have become ineligible for inclusion in the Index, the security is removed from the Index and is not replaced. Ordinarily, a security will be removed from the Index at its Last Sale Price. If, however, at the time of its removal the Index security is halted from trading on its primary listing market and an official closing price cannot readily be determined, the Index security may, in NASDAQ's discretion, be removed at a zero price. The zero price will be applied to the Index security after the close of the market but prior to the time the official closing value of the Index is disseminated, which is ordinarily 17:16:00 ET.

FIRST TRUST RBA QUALITY INCOME ETF

INDEX DESCRIPTION

The Index is designed to provide access to a diversified portfolio of small, mid and large capitalization income producing securities.

RBA places no limit on the number of constituents included in the Index. All companies that meet the eligibility requirements are included. A proprietary portfolio optimization method is used by RBA to weight each individual constituent company. Constituent companies are added to the Index at the quarterly rebalancing. If a constituent company is no longer is eligible to be included in the Index, RBA will remove it and re-weight the remaining constituent companies equally.

The Index began on February 19, 2014 at a base value of 995.

INDEX CONSTRUCTION

The Index is comprised of U.S. and non-U.S. equity securities that are selected by the Index Provider as follows:

        o Begin with all equity securities in the global high dividend yield universe; and

        o Screen for debt levels and consistency of earnings/cash flow to potentially eliminate companies headed for a dividend cut or omission.

RBA's proprietary portfolio optimization method is then used to weight the securities. Portfolio optimization analyzes numerous possible security combinations and weightings in an effort to find the portfolio that maximizes RBA's return expectations while minimizing all other observable global market risk factors. An optimal portfolio has an expected return greater than any other with the same or greater risk, or less risk than any other portfolio with the same or lesser return. No position will exceed approximately 2% of the total portfolio at each quarterly rebalance. Other portfolio criteria include: $6 minimum share price; $200 million minimum market cap; and liquidity of at least $1,000,000 trading volume on average each day.

INDEX REBALANCING

At each quarter the Index is rebalanced such that each segment of the Index will be capped at its predetermined weight. Rebalancing is effective as of the market close of the third Friday in April, July, October and January. The reference dates for the data used in the rebalancing are at the close of trading on the last trading day in March, June, September and December, respectively.

Additionally, if at any time during the year other than the rebalancing, an Index security no longer meets the eligibility criteria, or is otherwise determined to have become ineligible for inclusion in the Index, the security is removed from the Index and is not replaced. Ordinarily, a security will be removed from the Index at its Last Sale Price. If, however, at the time of its removal the Index security is halted from trading on its primary listing market and an official closing price cannot readily be determined, the Index security may, in NASDAQ's discretion, be removed at a zero price. The Index Provider removes securities from the Index at a zero price if there is no recognizable market price for this security. The zero price will be applied to the Index security after the close of the market but prior to the time the official closing value of the Index is disseminated, which is ordinarily 17:16:00 ET.

INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND

INDEX DESCRIPTION

The Index is designed to provide exposure to multiple asset segments, each selected to result in a consistent and high yield for the Index. The Index is designed to provide access to a diversified portfolio of small, mid and large capitalization income producing securities, which are composed of dividend-paying, non-U.S. securities, non-U.S. REITs, non-U.S. preferred securities, infrastructure companies and an index-based ETF that invests in non-U.S. fixed income securities.

The Index began on August 8, 2013 at a base value of 1,000.

INDEX CONSTRUCTION

The Index is comprised of the five types of securities listed below and selected from each of these categories of securities as follows:

Non-U.S. Dividend-Paying Equities
To be eligible for inclusion in the dividend-paying equity segment of the Index, a security must meet the following criteria:

        o     be a member of the NASDAQ Global Ex-United States Index
              ("NQGXUS");

        o not be classified as Real Estate Investment Trust (ICB: 8670) or Utility (ICB: 7000) by the ICB;

        o     have a minimum market capitalization of $500 million;

        o have a minimum three month average daily dollar trading value of $2.5 million;

        o have paid a regular dividend for each of the last three consecutive years;

        o have positive total earnings over the trailing twelve month period;

        o     have a dividend payout ratio less than or equal to 80%; and

        o have one year realized volatility less than the NQGXUS one year realized volatility + 15%.

Of the eligible companies, 50 securities will be selected and weighted by yield. If less than 50 securities remain after the screens, securities will be added back based on the volatility screen such that the securities which were next eligible based on that screen will be added. If 50 securities are still not eligible, the process will be repeated with each of the previous eligibility criterion until 50 securities are achieved. Within this segment, no single security can have a weight greater than 8%.

Dividend-paying equities comprise 25% of the Index.

Non-U.S. REITs
To be eligible for inclusion in the REIT segment of the Index, a security must meet the following criteria:

        o     be a member of the NQGXUS;

        o must be classified as Real Estate Investment Trust (ICB: 8670) by the ICB;

        o     have a minimum market capitalization of $500 million;

        o have a minimum three month average daily dollar trading value of $2.5 million;

        o have paid a regular dividend for each of the last three consecutive years;

        o have positive total earnings over the trailing twelve month period;

        o     have a dividend payout ratio less than or equal to 150%; and

        o have one year realized volatility less than the NASDAQ Global Real Estate Index ("NQG8600") one year realized volatility + 15%.

Of the eligible companies, 25 securities will be selected and weighted by yield. If less than 25 securities remain after the screens, securities will be added back based on the volatility screen such that the securities which were next eligible based on that screen will be added. If 25 securities are still not eligible, the process will be repeated with each of the previous eligibility criterion until 25 securities are achieved. Within this segment, no single security can have a weight greater than 8%.

REITs comprise 20% of the Index.

Non-U.S. Preferred Securities
To be eligible for inclusion in the preferred segment of the Index, a security must meet the following criteria:

        o be a member of the NASDAQ Ex-United States Preferred Securities Index ("NQPFDIN");

        o     have a minimum market capitalization of $250 million;

        o have a minimum three month average daily dollar trading value of $250,000; and

        o have one year realized volatility less than the NQPFDIN one year realized volatility + 15%.

All components of the NQPFDIN classified as equity will be selected. If less than 25 names exist, the remaining debt components will be selected based on the following criteria. Each eligible component will be scored by yield and realized volatility with the highest yielding security scoring 1 and least volatile security 1. The scores are added and the names with the lowest score are selected. If two securities are tied in score, the security with the higher yield will be selected. The 25 remaining Ex-U.S.-listed preferred securities are then weighted by yield.

Preferred securities comprise 20% of the Index.

Infrastructure Companies
To be eligible for inclusion in the infrastructure segment of the Index, a security must meet the following criteria:

        o be classified as Royalty Trust or be a member of NQGXUS and classified as Utilities (ICB: 7000) by the ICB;

        o     have a minimum market capitalization of $500 million;

        o have a minimum three month average daily dollar trading value of $1 million; and

        o have a one year realized volatility less than the SIG Energy MLP Index one year realized volatility + 15%.

Each eligible component will be scored by yield and realized volatility with the highest yielding security scoring 1 and least volatile security 1. The scores are added and the 25 names with the lowest score are selected. If two securities are tied in score, the security with the higher yield will be selected. If less than 25 securities remain after the screens, securities will be added back based on the volatility screen such that the securities which were next eligible based on that screen will be added. If 25 securities are still not eligible, the process will be repeated with each of the previous eligibility criterion until 25 securities are achieved. The 25 remaining securities are then weighted by yield.

Infrastructure companies comprise 20% of the Index.

Non-U.S. Fixed Income ETF
To be eligible for inclusion in the fixed income segment of the Index, a security must meet the following criteria:

        o be a US-Listed ETF tracking a diversified index of non-U.S debt instruments with a portfolio comprised of no more than 30% of its weight from one single country of origin;

        o     have a minimum assets under management of $500 million;

        o     have a minimum average daily volume of 100,000 shares; and

        o     must consistently pay regular scheduled dividends.

Each eligible ETF will be scored by yield and realized volatility with the highest yielding security scoring 1 and least volatile security 1. The ETF with the lowest score will be selected.

The fixed income ETF comprises 15% of the Index.

INDEX REBALANCING

The Index employs a modified market capitalization weighting methodology. At each quarter the Index is rebalanced such that each segment of the Index will be capped at its predetermined weight.The non-U.S. preferred segment of NQMAXUS is reviewed on an annual basis in June of each year. A replacement pool of securities will be created at the annual reconstitution and the next eligible names will be added at each subsequent quarterly rebalance to ensure the non-U.S. preferred securities Index Segment contains 25 securities. Rebalancing is effective as of the market close of the third Friday in March, June, September and December. The reference dates for the data used in the rebalancing are at the close of trading on the last trading day in February, May, August and November, respectively.

Additionally, if at any time during the year other than the rebalancing, an Index security no longer meets the Eligibility Criteria, or is otherwise determined to have become ineligible for inclusion in the Index, the security is removed from the Index and is not replaced. Ordinarily, a security will be removed from the Index at its Last Sale Price. If, however, at the time of its removal the Index security is halted from trading on its primary listing market and an official closing price cannot readily be determined, the Index security may, in NASDAQ's discretion, be removed at a zero price. The zero price will be applied to the Index security after the close of the market but prior to the time the official closing value of the Index is disseminated, which is ordinarily 17:16:00 ET.

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND

INDEX DESCRIPTION

The Index is designed to provide exposure to five Index Segments, each selected to result in a consistent and high yield for the Index. The Index is designed to provide access to a diversified portfolio of small, mid and large capitalization income producing securities, which are composed of domestic and international dividend-paying stocks, REITs, oil and gas or basic materials MLPs, U.S.-listed preferred securities and an index-based exchange-traded fund that invests in high yield or "junk" bonds." The Index is comprised of securities classified as U.S.-listed equities, U.S.-listed REITs, U.S.-listed preferred securities, U.S.-listed MLPs and a high-yield corporate bond ETF.

The Index employs a modified market cap weighting methodology which assigns a pre-set weight to the five Index Segments at each quarterly rebalance. Each Index Segment has a set of separate and distinct eligibility rules and weighting procedures as described below. The Index began on June 20, 2012 at a base value of 1000.

INDEX CONSTRUCTION

The Index is comprised of the five types of securities listed above and selected from each of these categories of securities as follows:

Dividend-Paying Equities
To be eligible for inclusion in the U.S.-listed equity segment of the Index, a security must meet the following criteria:

        o     be a member of the NASDAQ(R) US Benchmark Index (NQUSB);

        o not be classified as Real Estate Investment Trust (ICB: 8670) by the Industry Classification Benchmark (ICB);

        o     have a minimum market capitalization of $1 billion;

        o have a minimum three month average daily dollar trading value of $5 million;

        o have paid a regular dividend for each of the last three consecutive years;

        o have positive total earnings over the trailing twelve month period;

        o     have a dividend payout ratio less than or equal to 80%; and

        o have one year realized volatility less than the NQUSB one year realized volatility + 15%.

Of the eligible companies, 50 securities will be selected and weighted by yield. If less than 50 securities remain after the screens, securities will be added back based on the volatility screen such that the securities which were next eligible based on that screen will be added. If 50 securities are still not eligible, the process will be repeated with each of the previous eligibility criterion until 50 securities are achieved. Within the US Equity segment, no single security can have a weight greater than 8%.

Dividend-paying equities comprise 20% of the Index.

---------------
1 The non-U.S. preferred segment of NQMAXUS is reviewed on an annual basis in June of each year. A replacement pool of securities will be created at the annual reconstitution and the next eligible names will be added at each subsequent quarterly rebalance to ensure the non-U.S. preferred securities Index Segment contains 25 securities.

REITs
To be eligible for inclusion in the U.S.-listed REIT segment of the Index, a security must meet the following criteria:

        o     be a member of the NASDAQ(R) US Benchmark Index (NQUSB);

        o must be classified as Real Estate Investment Trust (ICB: 8670) by the Industry Classification Benchmark (ICB);

        o     have a minimum market capitalization of $1 billion;

        o have a minimum three month average daily dollar trading value of $5 million;

        o have paid a regular dividend for each of the last three consecutive years;

        o have positive total earnings over the trailing twelve month period;

        o     have a dividend payout ratio less than or equal to 150%; and

        o have one year realized volatility less than the REIT segment of the NQUSB one year realized volatility + 15%.

Of the eligible companies, 25 securities will be selected and weighted by yield. If less than 25 securities remain after the screens, securities will be added back based on the volatility screen such that the securities which were next eligible based on that screen will be added. If 25 securities are still not eligible, the process will be repeated with each of the previous eligibility criterion until 25 securities are achieved. Within the U.S.-listed REIT segment, no single security can have a weight greater than 8%.

REITs comprise 20% of the Index.

Preferred Securities
To be eligible for inclusion in the U.S.-listed preferred segment of the Index, a security must meet the following criteria:

        o     be a member of the NASDAQ(R) US Preferred Security Index
              (NQPFDUS);

        o     have a minimum market capitalization of $250 million;

        o have a minimum three month average daily dollar trading value of $250 thousand; and

        o have one year realized volatility less than the NQPFDUS one year realized volatility + 15%.

All components of the NQPFDUS classified as equity will be selected. If less than 25 names exist, the remaining debt components will be selected based on the following criteria. Each eligible component will be scored by yield and realized volatility with the highest yielding security scoring 1 and least volatile security a 1. The scores are added and the names with the lowest score are selected. If two securities are tied in score, the security with the higher yield will be selected. The 25 remaining U.S.-listed preferred securities are then weighted by yield. No more than 40% of the US Preferred segment can be in securities classified as debt based on the yield weighting. If the securities classified as debt are greater than 50%, the weight will be capped at 40% and excess weight will be redistributed to the remaining equity securities.

Preferred Securities comprise 20% of the Index.

MLPs
To be eligible for inclusion in the U.S.-listed MLP segment of the index, a security must meet the following criteria:

        o     be classified as a limited partnership;

        o be classified as Oil & Gas (0001) or Basic Materials (2000) by the Industry Classification Benchmark (ICB);

        o     have a minimum market capitalization of $500 million;

        o have a minimum three month average daily dollar trading value of $500 thousand: and

        o have a one year realized volatility less than the SIG MLP Index one year realized volatility + 15%.

Each eligible component will be scored by yield and realized volatility with the highest yielding security scoring 1 and least volatile security a 1. The scores are added and the 25 names with the lowest score are selected. If two securities are tied in score, the security with the higher yield will be selected. If less than 25 securities remain after the screens, securities will be added back based on the volatility screen such that the securities which were next eligible based on that screen will be added. If 25 securities are still not eligible, the process will be repeated with each of the previous eligibility criterion until 25 securities are achieved. The 25 remaining U.S.-listed MLP securities are then weighted by yield.

MLPs comprise 20% of the Index.

High Yield Bond ETF
To be eligible for inclusion in the high-yield corporate bond ETF segment of the Index, a security must meet the following criteria:

        o be a U.S.-listed ETF sponsored by FTP, tracking a high yield corporate debt strategy.

If there is no eligible ETF based on the criteria above, the following U.S. high yield corporate bond criteria will be used:

        o     be a U.S.-listed ETF tracking a high yield corporate bond index;
              and

        o     have a minimum assets under management of $100 million.

The ETF will comprise 20% of the Index.

INDEX REBALANCING

The Index employs a modified market capitalization weighting methodology. At each quarter the Index is rebalanced such that each segment of the Index will be capped at its predetermined weight (the preferred segment of the NASDAQ(R) US Multi-Asset Income Index ("NQMAUS") is reviewed on an annual basis in June of each year). Rebalancing is effective as of the market close of the third Friday in March, June, September and December. The reference dates for the data used in the rebalancing are at the close of trading on the last trading day in January, April, July and October, respectively.

Additionally, if at any time during the year other than the rebalancing, an Index security no longer meets the Eligibility Criteria, or is otherwise determined to have become ineligible for inclusion in the Index, the security is removed from the Index and is not replaced. Ordinarily, a security will be removed from the Index at its Last Sale Price. If, however, at the time of its removal the Index security is halted from trading on its primary listing market and an official closing price cannot readily be determined, the Index security may, in NASDAQ(R)'s discretion, be removed at a zero price. The zero price will be applied to the Index security after the close of the market but prior to the time the official closing value of the Index is disseminated, which is ordinarily 17:16:00 ET.

                          PREMIUM/DISCOUNT INFORMATION

The tables that follow present information about the differences between each Fund's daily market price on the applicable Exchange and its net asset value. The "Market Price" of a Fund generally is determined using the midpoint between the highest bid and lowest offer on the Exchange, as of the time a Fund's net asset value is calculated. A Fund's Market Price may be at, above, or below its net asset value. The net asset value of a Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of a Fund will fluctuate in accordance with changes in its net asset value, as well as market supply and demand.

Premiums or discounts are the differences (generally expressed as a percentage) between the net asset value and Market Price of a Fund on a given day, generally at the time net asset value is calculated. A premium is the amount that a Fund is trading above the reported net asset value. A discount is the amount that a Fund is trading below the reported net asset value.

The following information shows the frequency distribution of premiums and discounts of the daily bid/ask price of each Fund against each Fund's net asset value. The information shown for each Fund is for the period indicated. Shareholders may pay more than net asset value when they buy Fund shares and receive less than net asset value when they sell those shares because shares are bought and sold at current market price. All data presented here represents past performance, which cannot be used to predict future results. Information about the premiums and discounts at which the Funds' shares have traded is available on the Funds' website at www.ftportfolios.com.

                                        FIRST TRUST DORSEY WRIGHT FOCUS 5 ETF (FV)
                                           BID/ASK MIDPOINT VS. NET ASSET VALUE

                                 NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NET ASSET VALUE
                                         0.00% - 0.49%        0.50% - 0.99%        1.00% - 1.99%           >= 2.00%
For the period
3/6/2014 - 12/31/2014                        178                    0                    0                     1


                                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NET ASSET VALUE
                                         0.00% - 0.49%        0.50% - 0.99%        1.00% - 1.99%           >= 2.00%
For the period
3/6/2014 - 12/31/2014                         30                    0                    0                     0

* Trading commenced on March 6, 2014


                                 FIRST TRUST DORSEY WRIGHT INTERNATIONAL FOCUS 5 ETF (IFV)
                                           BID/ASK MIDPOINT VS. NET ASSET VALUE

                                 NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NET ASSET VALUE
                                         0.00% - 0.49%        0.50% - 0.99%        1.00% - 1.99%           >= 2.00%
For the period
7/23/2014 - 12/31/2014                        91                    2                    0                     0


                                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NET ASSET VALUE
                                         0.00% - 0.49%        0.50% - 0.99%        1.00% - 1.99%           >= 2.00%
For the period
7/23/2014 - 12/31/2014                        20                    0                    0                     0

* Trading commenced on July 23, 2014

                                  FIRST TRUST NASDAQ RISING DIVIDEND ACHIEVERS ETF (RDVY)
                                           BID/ASK MIDPOINT VS. NET ASSET VALUE

                                 NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NET ASSET VALUE
                                         0.00% - 0.49%        0.50% - 0.99%        1.00% - 1.99%           >= 2.00%
For the period
1/7/2014 - 12/31/2014                        155                    6                    1                     0


                                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NET ASSET VALUE
                                         0.00% - 0.49%        0.50% - 0.99%        1.00% - 1.99%           >= 2.00%
For the period
1/7/2014 - 12/31/2014                         85                    2                    0                     0

* Trading commenced on January 7, 2014


                                 FIRST TRUST NASDAQ TECHNOLOGY DIVIDEND INDEX FUND (TDIV)
                                           BID/ASK MIDPOINT VS. NET ASSET VALUE

                                 NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NET ASSET VALUE
                                         0.00% - 0.49%        0.50% - 0.99%        1.00% - 1.99%           >= 2.00%
12 Months Ended 12/31/2014                   208                    1                    0                     0


                                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NET ASSET VALUE
                                         0.00% - 0.49%        0.50% - 0.99%        1.00% - 1.99%           >= 2.00%
12 Months Ended 12/31/2014                    40                    3                    0                     0


                                FIRST TRUST RBA AMERICAN INDUSTRIAL RENAISSANCE(R) ETF (AIRR)
                                           BID/ASK MIDPOINT VS. NET ASSET VALUE

                                 NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NET ASSET VALUE
                                         0.00% - 0.49%        0.50% - 0.99%        1.00% - 1.99%           >= 2.00%
For the period
3/11/2014 - 12/31/2014                       155                    5                    0                     0


                                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NET ASSET VALUE
                                         0.00% - 0.49%        0.50% - 0.99%        1.00% - 1.99%           >= 2.00%
For the period
3/11/2014 - 12/31/2014                        42                    4                    0                     0

* Trading commenced on March 11, 2014


                                         FIRST TRUST RBA QUALITY INCOME ETF (QINC)
                                           BID/ASK MIDPOINT VS. NET ASSET VALUE

                                 NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NET ASSET VALUE
                                         0.00% - 0.49%        0.50% - 0.99%        1.00% - 1.99%           >= 2.00%
For the period
3/11/2014 - 12/31/2014                       122                    3                    0                     0


                                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NET ASSET VALUE
                                         0.00% - 0.49%        0.50% - 0.99%        1.00% - 1.99%           >= 2.00%
For the period
3/11/2014 - 12/31/2014                        74                    7                    0                     0

* Trading commenced on March 11, 2014


                              INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV)
                                           BID/ASK MIDPOINT VS. NET ASSET VALUE

                                 NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NET ASSET VALUE
                                         0.00% - 0.49%        0.50% - 0.99%        1.00% - 1.99%           >= 2.00%
12 Months Ended 12/31/2014                    45                  109                   53                     3


                                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NET ASSET VALUE
                                         0.00% - 0.49%        0.50% - 0.99%        1.00% - 1.99%           >= 2.00%
12 Months Ended 12/31/2014                    28                   13                    1                     0



                                     MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (MDIV)
                                           BID/ASK MIDPOINT VS. NET ASSET VALUE

                                 NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NET ASSET VALUE
                                         0.00% - 0.49%        0.50% - 0.99%        1.00% - 1.99%           >= 2.00%
12 Months Ended 12/31/2014                   206                    3                    0                     0


                                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NET ASSET VALUE
                                         0.00% - 0.49%        0.50% - 0.99%        1.00% - 1.99%           >= 2.00%
12 Months Ended 12/31/2014                    38                    5                    0                     0

                            Total Return Information


The tables below compare the total return of each Fund to the total return of the Index on which it is based and each Fund's benchmark indices. The information presented for each Fund is for the period indicated. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by First Trust.

"Average annual total returns" represent the average annual change in the value of an investment over the period indicated. "Cumulative total returns" represent the total change in value of an investment over the period indicated. The net asset value per share of a Fund is the value of one share of a Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The net asset value return is based on the net asset value per share of a Fund, and the market return is based on the market price per share of a Fund. The price used to calculate market return ("Market Price") generally is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the shares of a Fund are listed for trading, as of the time that a Fund's net asset value is calculated. Since the shares of each Fund typically do not trade in the secondary market until several days after a Fund's inception, for the period from inception to the first day of secondary market trading in shares of a Fund, the net asset value of a Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and net asset value returns assume that dividends and capital gain distributions have been reinvested in a Fund at Market Price and net asset value, respectively. An Index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns reflect the reinvestment of dividends on securities in the Indices. The returns shown in the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of shares of a Fund. The investment return and principal value of shares of a Fund will vary with changes in market conditions. Shares of a Fund may be worth more or less than their original cost when they are redeemed or sold in the market. A Fund's past performance is no guarantee of future results.

                                        FIRST TRUST DORSEY WRIGHT FOCUS 5 ETF (FV)

                                                                       CUMULATIVE TOTAL RETURNS
                                                                         INCEPTION (3/5/2014)
                                                                             TO 9/30/2014
FUND PERFORMANCE
Net Asset Value                                                                 1.91%
Market Price                                                                    1.96%
INDEX PERFORMANCE
Dorsey Wright Focus Five Index                                                  2.08%
S&P 500(R) Index                                                                6.47%




                                 FIRST TRUST DORSEY WRIGHT INTERNATIONAL FOCUS 5 ETF (IFV)

                                                                       CUMULATIVE TOTAL RETURNS
                                                                         INCEPTION (7/22/2014)
                                                                             TO 9/30/2014
FUND PERFORMANCE
Net Asset Value                                                                -7.57%
Market Price                                                                   -7.32%
INDEX PERFORMANCE
Dorsey Wright International Focus Five Index                                   -7.81%
MSCI All Country World Ex-US Index                                             -5.54%


                                  FIRST TRUST NASDAQ RISING DIVIDEND ACHIEVERS ETF (RDVY)

                                                                       CUMULATIVE TOTAL RETURNS
                                                                         INCEPTION (1/6/2014)
                                                                             TO 9/30/2014
FUND PERFORMANCE
Net Asset Value                                                                 6.88%
Market Price                                                                    6.88%
INDEX PERFORMANCE
NASDAQ US Rising Dividend Achievers Index                                       7.31%
Dow Jones U.S. Select Dividend Index(SM)*                                       8.07%

*The Dow Jones U.S. Select Dividend Index(SM) represents 100 of the United States' leading stocks by dividend yield.


                                 FIRST TRUST NASDAQ TECHNOLOGY DIVIDEND INDEX FUND (TDIV)

                                                                              CUMULATIVE                AVERAGE ANNUAL
                                                                             TOTAL RETURNS               TOTAL RETURNS
                                                       1 YEAR            INCEPTION (8/13/2012)       INCEPTION (8/13/2012)
                                                   ENDED 9/30/2014           TO 9/30/2014                TO 9/30/2014

FUND PERFORMANCE
Net Asset Value                                         23.19%                 43.69%                        18.54%
Market Price                                            23.18%                 43.75%                        18.56%
INDEX PERFORMANCE
NASDAQ Technology Dividend Index(S)                     24.07%                 45.80%                        19.35%
S&P 500(R) Index                                        19.73%                 47.04%                        19.83%
S&P 500 Information Technology Index                    29.27%                 41.61%                        17.73%




                                FIRST TRUST RBA AMERICAN INDUSTRIAL RENAISSANCE(R) ETF (AIRR)

                                                                       CUMULATIVE TOTAL RETURNS
                                                                         INCEPTION (3/10/2014)
                                                                             TO 9/30/2014
FUND PERFORMANCE
Net Asset Value                                                                -8.37%
Market Price                                                                   -8.37%
INDEX PERFORMANCE
Richard Bernstein Advisors
   American Industrial Renaissance(R) Index                                    -8.03%
S&P 500(R) Index                                                                6.24%
S&P 500(R) Industrials Index                                                    2.26%




                                         FIRST TRUST RBA QUALITY INCOME ETF (QINC)

                                                                       CUMULATIVE TOTAL RETURNS
                                                                         INCEPTION (3/10/2014)
                                                                             TO 9/30/2014
FUND PERFORMANCE
Net Asset Value                                                                 1.14%
Market Price                                                                    1.29%
INDEX PERFORMANCE
Richard Bernstein Advisors Quality Income Index                                 1.62%
S&P 500(R) Index                                                                6.24%
Dow Jones U.S. Select Dividend Index(SM)*                                       5.19%


* The Dow Jones U.S. Select Dividend Index(SM) represents 100 of the United States' leading stocks by dividend yield.

                              INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV)

                                                                              CUMULATIVE                AVERAGE ANNUAL
                                                                             TOTAL RETURNS               TOTAL RETURNS
                                                       1 YEAR            INCEPTION (8/22/2013)       INCEPTION (8/22/2013)
                                                   ENDED 9/30/2014           TO 9/30/2014                TO 9/30/2014

FUND PERFORMANCE
Net Asset Value                                          3.93%                  7.88%                         7.09%
Market Price                                             4.61%                  8.74%                         7.86%
INDEX PERFORMANCE
NASDAQ International Multi-Asset Diversified
   Income Index(SM)                                      5.45%                  9.92%                         8.92%
MSCI World Index Ex-US                                   4.86%                 10.03%                         9.02%
Dow Jones EPAC Select Dividend(TM) Index                 3.86%                 10.09%                         9.08%




                                     MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (MDIV)

                                                                              CUMULATIVE                AVERAGE ANNUAL
                                                                             TOTAL RETURNS               TOTAL RETURNS
                                                       1 YEAR            INCEPTION (8/13/2012)       INCEPTION (8/13/2012)
                                                   ENDED 9/30/2014           TO 9/30/2014                TO 9/30/2014
FUND PERFORMANCE
Net Asset Value                                         10.17%                 20.48%                         9.14%
Market Price                                            10.27%                 20.59%                         9.18%
INDEX PERFORMANCE
NASDAQ Multi-Asset Diversified Income Index(SM)         10.81%                 22.12%                         9.83%
S&P 500(R) Index                                        19.73%                 47.04%                        19.83%
Dow Jones U.S. Select Dividend Index(SM)*               15.34%                 39.63%                        16.95%

*The Dow Jones U.S. Select Dividend Index(SM) represents 100 of the United States' leading stocks by dividend yield.

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Fund's financial performance for the periods shown. Certain information reflects financial results for a single share of each Fund. The total returns represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the periods indicated has been derived from financial statements audited by Deloitte & Touche LLP whose report, along with each Fund's financial statements, is included in the Annual Report to Shareholders dated September 30, 2014 and is incorporated by reference in the Funds' SAI, which is available upon request.

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


FIRST TRUST DORSEY WRIGHT FOCUS 5 ETF (FV)

                                                               FOR THE PERIOD
                                                                3/5/2014 (a)
                                                                   THROUGH
                                                                  9/30/2014
                                                               --------------
Net asset value, beginning of period                             $    20.02
                                                                 ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                           0.01
Net realized and unrealized gain (loss)                                0.37
                                                                 ----------
Total from investment operations                                       0.38
                                                                 ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                                  0.00 (b)
                                                                 ----------
Net asset value, end of period                                   $    20.40
                                                                 ==========
TOTAL RETURN (c)                                                       1.91%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                             $  567,068
Ratio of total expenses to average net assets                          0.30% (d)
Ratio of net investment income (loss) to average net assets            0.22% (d)
Portfolio turnover rate (e)                                               0%


FIRST TRUST DORSEY WRIGHT INTERNATIONAL FOCUS 5 ETF (IFV)

                                                               FOR THE PERIOD
                                                                7/22/2014 (a)
                                                                   THROUGH
                                                                  9/30/2014
                                                               --------------
Net asset value, beginning of period                             $    20.09
                                                                 ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                           0.07
Net realized and unrealized gain (loss)                               (1.59)
                                                                 ----------
Total from investment operations                                      (1.52)
                                                                 ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                                    --
                                                                 ----------
Net asset value, end of period                                   $    18.57
                                                                 ==========

TOTAL RETURN (c)                                                      (7.57)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                             $   31,574
Ratio of total expenses to average net assets                          0.30% (d)
Ratio of net investment income (loss) to average net assets            5.67% (d)
Portfolio turnover rate (e)                                               0%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Amount is less than $0.01.

(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)   Annualized.

(e) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


FIRST TRUST NASDAQ RISING DIVIDEND ACHIEVERS ETF (RDVY)

                                                               FOR THE PERIOD
                                                                1/6/2014 (a)
                                                                   THROUGH
                                                                  9/30/2014
                                                               --------------
Net asset value, beginning of period                             $    19.93
                                                                 ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                           0.29
Net realized and unrealized gain (loss)                                1.08
                                                                 ----------
Total from investment operations                                       1.37
                                                                 ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                                 (0.28)
                                                                 ----------
Net asset value, end of period                                   $    21.02
                                                                 ==========

TOTAL RETURN (b)                                                       6.88%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                             $    7,357
Ratio of total expenses to average net assets                          0.50% (c)
Ratio of net investment income (loss) to average net assets            2.26% (c)
Portfolio turnover rate (d)                                              62%


FIRST TRUST NASDAQ TECHNOLOGY DIVIDEND INDEX FUND (TDIV)

                                                                                             FOR THE PERIOD
                                                                   FOR THE         YEAR       8/13/2012 (a)
                                                                 YEAR ENDED        ENDED         THROUGH
                                                                  9/30/2014      9/30/2013      9/30/2012
                                                                ------------   ------------  --------------
Net asset value, beginning of period                             $    22.56     $    19.74     $    19.92
                                                                 ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                           0.73           0.59           0.04
Net realized and unrealized gain (loss)                                4.46           2.81          (0.18)
                                                                 ----------     ----------     ----------
Total from investment operations                                       5.19           3.40          (0.14)
                                                                 ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                                 (0.71)         (0.58)         (0.04)
                                                                 ----------     ----------     ----------
Net asset value, end of period                                   $    27.04     $    22.56     $    19.74
                                                                 ==========     ==========     ==========

TOTAL RETURN (b)                                                      23.19%         17.49%         (0.72)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                             $  723,536     $  205,440      $  27,731
Ratio of total expenses to average net assets                          0.50%          0.50%          0.50% (c)
Ratio of net investment income (loss) to average net assets            3.13%          2.95%          2.39% (c)
Portfolio turnover rate (d)                                              34%            37%            18%

(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


FIRST TRUST RBA AMERICAN INDUSTRIAL RENAISSANCE(R) ETF (AIRR)

                                                               FOR THE PERIOD
                                                                3/10/2014 (a)
                                                                   THROUGH
                                                                  9/30/2014
                                                               --------------
Net asset value, beginning of period                             $    19.98
                                                                 ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                           0.05
Net realized and unrealized gain (loss)                               (1.72)
                                                                 ----------
Total from investment operations                                      (1.67)
                                                                 ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                                 (0.04)
                                                                 ----------

Net asset value, end of period                                   $    18.27
                                                                 ==========

TOTAL RETURN (b)                                                      (8.37)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                             $   79,455
Ratio of total expenses to average net assets                          0.70% (c)
Ratio of net investment income (loss) to average net assets            0.62% (c)
Portfolio turnover rate (d)                                              20%


FIRST TRUST RBA QUALITY INCOME ETF (QINC)

                                                               FOR THE PERIOD
                                                                3/10/2014 (a)
                                                                   THROUGH
                                                                  9/30/2014
                                                               --------------
Net asset value, beginning of period                             $    20.00
                                                                 ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                           0.34
Net realized and unrealized gain (loss)                               (0.10)
                                                                 ----------
Total from investment operations                                       0.24
                                                                 ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                                 (0.33)
                                                                 ----------

Net asset value, end of period                                   $    19.91
                                                                 ==========

TOTAL RETURN (b)                                                       1.14%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                             $    4,978
Ratio of total expenses to average net assets                          0.70% (c)
Ratio of net investment income (loss) to average net assets            3.16% (c)
Portfolio turnover rate (d)                                              55%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV)

                                                                               FOR THE PERIOD
                                                                  FOR THE       8/22/2013 (a)
                                                                 YEAR ENDED        THROUGH
                                                                  9/30/2014       9/30/2013
                                                                ------------   ---------------
Net asset value, beginning of period                             $    20.65     $    19.97
                                                                 ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                           1.08           0.07
Net realized and unrealized gain (loss)                               (0.27)          0.69
                                                                 ----------     ----------
Total from investment operations                                       0.81           0.76
                                                                 ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                                 (1.13)         (0.08)
Net realized gain                                                     (0.23)            --
                                                                 ----------     ----------
Total distributions                                                   (1.36)         (0.08)
                                                                 ----------     ----------
Net asset value, end of period                                   $    20.10     $    20.65
                                                                 ==========     ==========

TOTAL RETURN (b)                                                       3.93%          3.80%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                             $   13,066     $    5,164
Ratio of total expenses to average net assets                          0.70%          0.70% (c)
Ratio of net investment income (loss) to average net assets            4.74%          3.15% (c)
Portfolio turnover rate (d)                                             116%            24%


MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (MDIV)

                                                                                             FOR THE PERIOD
                                                                   FOR THE         YEAR       8/13/2012 (a)
                                                                 YEAR ENDED       ENDED          THROUGH
                                                                  9/30/2014     9/30/2013       9/30/2012
                                                                ------------   ------------  --------------
Net asset value, beginning of period                             $    20.65     $    20.18     $    19.98
                                                                 ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                           1.05           0.90           0.09
Net realized and unrealized gain (loss)                                1.02           0.71           0.15
                                                                 ----------     ----------     ----------
Total from investment operations                                       2.07           1.61           0.24
                                                                 ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                                 (1.24)         (1.07)         (0.04)
Return of capital                                                        --          (0.07)            --
                                                                 ----------     ----------     ----------
Total from distributions                                              (1.24)         (1.14)         (0.04)
                                                                 ----------     ----------     ----------
Net asset value, end of period                                   $    21.48     $    20.65     $    20.18
                                                                 ==========     ==========     ==========

TOTAL RETURN (b)                                                      10.17%          8.08%          1.18%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                             $  783,954     $  491,585     $   34,307
Ratio of total expenses to average net assets                          0.60%          0.60%          0.60% (c)
Ratio of net investment income (loss) to average net assets            4.55%          4.80%          7.10% (c)
Portfolio turnover rate (d)                                              96%           124%            34%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                               OTHER INFORMATION

CONTINUOUS OFFERING

Each Fund will issue, on a continuous offering basis, its shares in one or more groups of a fixed number of Fund shares (each such group of such specified number of individual Fund shares, a "Creation Unit Aggregation"). The method by which Creation Unit Aggregations of Fund shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of shares are issued and sold by a Fund on an ongoing basis, a "distribution," as such term is used in the Securities Act, may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with FTP, breaks them down into constituent shares and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in shares, whether or not participating in the distribution of shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. The Trust, on behalf of each Fund, however, has received from the Securities and Exchange Commission an exemption from the prospectus delivery obligation in ordinary secondary market transactions under certain circumstances, on the condition that purchasers are provided with a product description of the shares. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the shares that are part of an overallotment within the meaning of Section 4(a)(3)(c) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to shares are reminded that, under the Securities Act Rule 153, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to a broker-dealer in connection with a sale on the Exchange is satisfied by the fact that the prospectus is available from the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is available with respect to transactions on a national securities exchange, a trading facility or an alternative trading system.

                     This page is intentionally left blank.

                     This page is intentionally left blank.

FIRST TRUST                                              First Trust
                                                         Exchange-Traded Fund VI
--------------------------------------------------------------------------------


                     First Trust Dorsey Wright Focus 5 ETF

              First Trust Dorsey Wright International Focus 5 ETF

                First Trust NASDAQ Rising Dividend Achievers ETF

               First Trust NASDAQ Technology Dividend Index Fund

             First Trust RBA American Industrial Renaissance(R) ETF

                       First Trust RBA Quality Income ETF

            International Multi-Asset Diversified Income Index Fund

                   Multi-Asset Diversified Income Index Fund



FOR MORE INFORMATION

For more detailed information on the Funds, several additional sources of information are available to you. The SAI, incorporated by reference into this prospectus, contains detailed information on the Funds' policies and operation. Additional information about the Funds' investments is available in the annual and semi-annual reports to shareholders. In the Funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly impacted the Funds' performance during the last fiscal year. The Funds' most recent SAI, annual and semi-annual reports and certain other information are available free of charge by calling the Funds at (800) 621-1675, on the Funds' website at www.ftportfolios.com or through your financial advisor. Shareholders may call the toll-free number above with any inquiries.

You may obtain this and other information regarding the Funds, including the Codes of Ethics adopted by First Trust, FTP and the Trust, directly from the Securities and Exchange Commission (the "SEC"). Information on the SEC's website is free of charge. Visit the SEC's on-line EDGAR database at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C., or call the SEC at (202) 551-8090 for information on the Public Reference Room. You may also request information regarding the Funds by sending a request (along with a duplication fee) to the SEC's Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-1520 or by sending an electronic request to publicinfo@sec.gov.


First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, Illinois 60187
(800) 621-1675                                            SEC File #: 333-182308
www.ftportfolios.com                                                   811-22717